UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-7458

                            Tweedy, Browne Fund Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               New York, Ny 10022
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               New York, Ny 10022
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                          --------------

                     Date of fiscal year end: March 31, 2004
                                            ----------------

                    Date of reporting period: March 31, 2004
                                            ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               [GRAPHIC OMITTED]
                                 CONTINENT ART

                                 TWEEDY, BROWNE
                                GLOBAL VALUE FUND

                            -----------------------
                                     ANNUAL
                            -----------------------
                                 MARCH 31, 2004
                            -----------------------

                               [GRAPHIC OMITTED]
                               NORTH AMERICA ART

                                 TWEEDY, BROWNE
                               AMERICAN VALUE FUND

--------------------------------------------------------------------------------

                            TWEEDY, BROWNE FUND INC.

   Investment Adviser's Note ...............................................   1

Tweedy, Browne Global Value Fund:
   Portfolio Highlights ....................................................   7
   Perspective on Assessing Investment Results .............................   8
   Portfolio of Investments ................................................  10
   Schedule of Forward Exchange Contracts ..................................  17
   Statement of Assets and Liabilities .....................................  22
   Statement of Operations .................................................  23
   Statements of Changes in Net Assets .....................................  24
   Financial Highlights ....................................................  25
   Notes to Financial Statements ...........................................  26
   Report of Ernst & Young LLP, Independent Auditors .......................  34
   Other Information .......................................................  35

Tweedy, Browne American Value Fund:
   Portfolio Highlights ....................................................  38
   Perspective on Assessing Investment Results .............................  39
   Portfolio of Investments ................................................  41
   Schedule of Forward Exchange Contracts ..................................  45
   Statement of Assets and Liabilities .....................................  46
   Statement of Operations .................................................  47
   Statements of Changes in Net Assets .....................................  48
   Financial Highlights ....................................................  49
   Notes to Financial Statements ...........................................  50
   Report of Ernst & Young LLP, Independent Auditors .......................  58
   Other Information .......................................................  59


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     This report is for the information of the  shareholders  of Tweedy,  Browne
Fund Inc. Its use in connection with any offering of the Company's shares is authorized only in a case of a concurrent or prior delivery of the Company's current prospectus. Investors should refer to the accompanying prospectus for description of risk factors associated with investments in securities held by both Funds. The securities of small, less well-known companies may be more volatile than those of larger companies. In addition, investing in foreign securities involves additional risks beyond the risks of investing in securities of US markets. These risks involve economic and political considerations not typically found in US markets, including currency fluctuations, political uncertainty and differences in financial standards, regulatory environments, and overall market and economic factors in the countries. Tweedy, Browne Company LLC is the Distributor of the Company.

TWEEDY, BROWNE FUND INC.

--------------------------------------------------------------------------------
  INVESTMENT ADVISER'S NOTE
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                 MANAGER PHOTO

Left to right: John Spears, Tom Shrager, Chris Browne, Bob Wyckoff and Will Browne.

To Our Shareholders:

      In our last report to shareholders, the September 30, 2003 semi-annual report, we separated the official semi-annual report from the Investment Adviser's Report. We did this because federal legislation called The Sarbanes-Oxley Act of 2002 requires us to certify the accuracy of everything contained in the Funds' reports, on pain of potential criminal liability. We believe in sharing our thinking about the investment environment and our reaction to trends and views circulating in the market place. However, we do not believe we should be asked to certify the accuracy of anybody's opinions or information prepared by others which we obviously could not independently verify. Rather than "dumb down" our reports to you, we have decided to break them into two parts. This is the first installment, the Funds' report to shareholders. It contains the material required by the SEC and is certified by us under the Sarbanes-Oxley legislation. In a few days, we will be sending you the second part, our letter as the Funds' investment adviser. This will contain our additional commentary on a variety of issues and will not contain Sarbanes-Oxley certifications. We hope the SEC will figure out how to modify the certification requirements to enable us to communicate with you in a more seamless way. Meanwhile, we will continue to do our best on your behalf.

      We are pleased to present the Annual Report for the Tweedy, Browne Global Value Fund and the Tweedy, Browne American Value Fund for the fiscal year ended March 31, 2004. Investment results* for the latest fiscal year,


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                                       1
most recent six months, and past three, five, and ten years, and results since inception of both Funds are presented in the tables below:

--------------------------------------------------------------------------------
PERIOD ENDED             TWEEDY, BROWNE                  MSCI EAFE(1)(2)
3/31/04                 GLOBAL VALUE FUND            US $            HEDGED
--------------------------------------------------------------------------------
6 Months                        19.76%                22.16%           13.51%
--------------------------------------------------------------------------------
1 Year                          48.53                 57.54            37.29
--------------------------------------------------------------------------------
3 Years                          5.17                  3.43            -6.61
--------------------------------------------------------------------------------
5 Years                          8.28                  0.52            -1.72
--------------------------------------------------------------------------------
10 Years                        11.06                  4.55             5.06
--------------------------------------------------------------------------------
Since Inception (3)             12.31                  5.08             5.44
================================================================================


--------------------------------------------------------------------------------
PERIOD ENDED              TWEEDY, BROWNE                        S&P
3/31/04                 AMERICAN VALUE FUND                  500(1)(4)
--------------------------------------------------------------------------------
6 Months                         13.45%                        14.08%
--------------------------------------------------------------------------------
1 Year                           32.13                         35.12
--------------------------------------------------------------------------------
3 Years                           2.95                          0.63
--------------------------------------------------------------------------------
5 Years                           4.87                         -1.20
--------------------------------------------------------------------------------
10 Years                         12.43                         11.68
--------------------------------------------------------------------------------
Since Inception (3)              11.72                         10.90
================================================================================
* THE PRECEDING PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS SHOWN DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE VISIT WWW.TWEEDY.COM TO OBTAIN PERFORMANCE DATA WHICH IS CURRENT TO THE MOST RECENT MONTH END. SEE PAGE 6 FOR FOOTNOTES 1 THROUGH 6, WHICH DESCRIBE THE INDEXES AND INCEPTION DATES OF THE FUNDS. RESULTS ARE ANNUALIZED FOR ALL PERIODS GREATER THAN ONE YEAR.

      After three fairly dismal years for most stock markets around the world, stocks rebounded sharply beginning in the second quarter of calendar year 2003, the first quarter of our fiscal year. Our Global Value Fund enjoyed gains in eleven of the past twelve months, and the American Value Fund had positive returns in ten of the past twelve months. The beginning of 2003 was hardly a time of great optimism. Stocks had endured a bear market of classic proportions, recording consecutive back-to-back losses in calendar years 2000, 2001 and 2002. In September 2001, the United States learned it was not immune to terrorism, and after that the nation was either on the verge of going to war or was actually engaged in war. Economic indicators were not positive, and much of the press was spinning an economic picture that proved to be far worse than reality. So much for predicting stock markets!

--------------------------------------------------------------------------------

      On an absolute return basis, both Funds had a rewarding year. Being up 48.53% (Global Value Fund) or 32.13% (American Value Fund) in a twelve-month period versus long-term annual returns in the 10% to 12% range is not something to cry about. However, we did have a strong tailwind, and on a relative basis our results are not in the Oscar Award category.

      The Global Value Fund's return for the year at 48.53% trailed the MSCI EAFE Index in US$ (+57.54%) by 9.01 percentage points. The MSCI EAFE Index Hedged to the US$ gained far less (+37.29%), which is attributable almost exclusively to the weakness of the US$ versus the Euro and the Japanese Yen over the past year. The hedged index and the performance of the Global Value Fund closely reflect the performance of the stocks in the index and in our Fund in their local market currencies. On this basis, we did relatively well beating the hedged index by 11.24 percentage points. Had the Global Value Fund's portfolio not been hedged, we would have also handily outperformed the MSCI EAFE in US$.

      The relatively better performance of the Global Value Fund versus the hedged index is partly attributable to a greater weighting in consumer discretionary stocks that enjoyed strong gains, and to a greater concentration in small and mid-cap issues. Stocks with market caps between $500 million and $5 billion performed significantly better than stocks with market caps greater than $5 billion. The average return for the first category of stocks in the index was approximately 56% last year versus an average return of about 45% for stocks with market caps greater than $5 billion. However, nearly 88% of the index is invested in stocks larger than $5 billion in market cap, while less than 12% of the index is invested in stocks in the $500 million to $5 billion range.

      The Global Value Fund's return for stocks in the $500 million to $5 billion category was approximately 72% last year, and the return on stocks with market caps above $5 billion was about 38%. In the case of the Global Value Fund, only about 44% of net assets was invested in the large cap category, while almost 40% of net assets was invested in stocks in the $500 million to $5 billion range. Both internationally and in the US, small and mid-cap stocks in general did better than large cap stocks. The fact that we had a significantly greater percentage of assets invested in small and mid-cap stocks, and a correspondingly lesser percentage invested in large cap stocks, was not the result of any smart asset allocation decision on our part. We just happen to invest in all capitalization categories. Our goal is to find cheap stocks irrespective of capitalization size.

      The American Value Fund's results came very close to that of the S&P 500 Index despite significant differences in the composition of our portfolio as compared to the index. Some degree of our underperformance is attributable to the expenses incurred in running a mutual fund, and the drag on

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                                        3
performance that even a modest percentage of cash can have in an up year. (The index has no expenses and is fully invested at all times.) In a bull market year, even index funds do not always match the performance of the index after which they are modeled.

      The best performing industry category in the S&P 500 was Information Technology, approximately 17% of the index, with a return of more than 43%. The much more technology-weighted NASDAQ Composite Index(5) enjoyed a gain of 49.37% last year. Technology has never been a significant industry group in our Funds. Financial stocks are the largest single industry category in both the S&P 500 and the American Value Fund, although our Fund is even more heavily weighted in this category than is the index. Both the index and our Fund enjoyed about the same return in this category, 45%. Consumer discretionary stocks were nearly equally weighted as between the index and the Fund at approximately 11% of net assets. However, our consumer discretionary stocks saw a gain of nearly 57%, while those in the index were up almost 40%.

      From a market cap perspective, about 96% of the S&P 500 Index is invested in stocks with market caps greater than $5 billion. The return in this category was approximately equal to the return for the full index. Stocks in the index with market caps below $5 billion did considerably better, but at only 4% of the index, had little impact on the overall result. The larger cap stocks in the index, led by technology issues, did considerably better than the larger cap stocks in the American Value Fund's portfolio. However, the Fund had considerably less of its assets, 54% versus 96%, in large cap stocks. We made up lost ground with the approximately 40% of net assets invested in stocks with market caps less than $5 billion that produced a return of about 52%.

      In our opinion, investment results in any given year are not meaningful when forming an opinion about a particular investment manager or investment style. Performance over a longer period of time, one that crosses over several market cycles, is the best way to judge performance. In any one-year period, performance will be driven by certain industry categories or market cap segments. Market leadership by categories of stocks changes or rotates. What was last year's winning industry group may turn out to be this year's laggard. Throughout much of the late 1990s, large cap stocks beat small and mid-cap stocks. The reverse has been true in the past couple of years.

      While it would be great, and extremely profitable, to know which industry groups or market cap segments will perform best in the next twelve months, that is an area of expertise well beyond our capabilities. This is not humility; this is reality borne of experience. Industry group and market cap rotation in a stock portfolio based on future predictions of returns is the ultimate extension of "market timing." You might even call it "micro market timing."

--------------------------------------------------------------------------------
                                       4

      In any given shorter term market cycle, someone will make the right prediction. Given the number of market predictions being floated at any particular time, and given the fact that these predictions cover every conceivable market scenario, someone has to be right. However, is getting it "right" once predictive of getting it right the next time, and the next time? If such a person exists, please let us know. We would love to hire him or her.

      Our investment criteria are absolute, not relative. We do not screen the universe of stocks and buy stocks, which in our estimation, are the cheapest relative to other stocks. Rather, we continue to search for stocks selling at less than the value we estimate a corporate acquirer would likely pay. During the past year we have not been finding an "overabundance" of such stocks in the US or internationally. We do not focus on categories such as "growth" although many of our stocks are considered "growth" stocks within strict investment industry parameters. Nor do we pursue a particular industry segment or capitalization category, which generally means that our Funds will underperform certain sectors from time to time. However, on a long-term basis, we believe we have accomplished much of what we set out to accomplish. Over the past ten years, both Funds are ahead of the broader stock market indexes domestically and internationally. The Global Value Fund is significantly ahead of MSCI EAFE both in US$ and hedged. The American Value Fund is ahead of the S&P 500 albeit by a much smaller margin. However, we are in a favorable minority of money managers. According to a study we conducted using data from Morningstar's Principia Pro database, only 28% of Morningstar's Domestic Stock Funds(6) that have been in existence throughout the ten-year period ended March 31, 2004 outperformed the S&P 500.

                                    Very truly yours,
                                    TWEEDY, BROWNE FUND INC.

                                    Christopher H. Browne
                                    William H. Browne
                                    John D. Spears
                                    Thomas H. Shrager
                                    Robert Q. Wyckoff, Jr.
                                    MANAGING DIRECTORS
                                    Tweedy, Browne Company LLC
May 5, 2004

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                                       5

Footnotes

(1) Indexes are unmanaged, and the figures for the indexes shown include reinvestment of dividends and capital gains distributions and do not reflect any fees or expenses. Investors cannot invest directly in an index. We strongly recommend that these factors be considered before an investment decision is made.

(2) MSCI EAFE US$ is an unmanaged capitalization-weighted index of companies representing the stock markets of Europe, Australasia and the Far-East. MSCI EAFE Hedged consists of the results of the MSCI EAFE Index hedged 100% back into US dollars and accounts for interest rate differentials in forward currency exchange rates. Results for both indexes are inclusive of dividends and net of foreign withholding taxes.

(3) Inception dates for the Global Value Fund and the American Value Fund were June 15, 1993 and December 8, 1993, respectively. Except for the S&P 500 Index, information with respect to all other indexes and averages used is available at month end only; therefore the closest month end to each Fund's inception date, May 31, 1993 and November 30, 1993, respectively, were used.

(4) S&P 500 is an unmanaged capitalization-weighted index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market and includes the reinvestment of dividends.

(5) NASDAQ Composite Index is an unmanaged capitalization-weighted index composed of all NASDAQ domestic and non-US based common stocks listed on the NASDAQ Stock Market.

(6) The Morningstar Domestic Stock Fund Category consists of all mutual funds in the Morningstar Universe that have over 70% of their assets invested in domestic stocks.


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                                       6

TWEEDY,BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

March 31, 2004

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
           TWEEDY, BROWNE GLOBAL VALUE FUND VS. MORGAN STANLEY CAPITAL
        INTERNATIONAL ("MSCI") EUROPE, AUSTRALASIA AND FAR EAST ("EAFE")
                        INDEX (IN US DOLLARS AND HEDGED)
                             6/15/93 THROUGH 3/31/04


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           TWEEDY, BROWNE                    INDEX:                             INDEX:
DATE     GLOBAL VALUE FUND*      MSCI EAFE INDEX (IN US DOLLARS)*       MSCI EAFE INDEX (HEDGED)*
----     ------------------      -------------------------------        ------------------------
6/1/93      10,000.00                       9,843.98                             9,964.00
9/1/93      10,310.00                      10,496.90                            10,555.00
3/1/94      12,260.00                      10,957.70                            10,839.90
9/1/94      12,300.00                      11,528.70                            10,857.40
3/1/95      11,678.30                      11,678.30                            10,032.70
9/1/95      12,874.60                      12,196.10                            11,290.10
3/1/96      14,700.90                      13,056.70                            12,764.80
9/1/96      15,174.40                      13,246.60                            13,339.70
3/1/97      17,149.30                      13,246.60                            14,363.60
9/1/97      19,878.10                      14,860.20                            16,601.20
3/1/98      22,823.50                      15,711.40                            18,480.90
9/1/98      18,819.10                      13,621.30                            15,406.30
3/1/99      23,514.30                      16,664.10                            19,365.40
9/1/99      26,648.70                      17,837.50                            20,443.80
3/1/00      28,612.70                      20,845.30                            25,338.20
9/30/00     30,551.90                      18,404.60                            24,398.40
3/31/01     30,094.50                      15,455.60                            21,791.30
9/30/01     27,549.00                      13,152.00                            17,920.00
3/31/02     31,361.00                      14,141.00                            20,111.00
9/30/02     24,673.80                      11,287.00                            14,162.00
3/31/03     23,565.00                      10,856.00                            12,929.00
9/30/03     29,228.00                      14,000.00                            15,639.00
3/31/04     35,003.00                      17,102.00                            17,751.00

--------------------------------------------------------------------------------
MSCI EAFE INDEX REPRESENTS THE CHANGE IN MARKET CAPITALIZATIONS OF EUROPE, AUSTRALASIA AND THE FAR EAST (EAFE), INCLUDING DIVIDENDS REINVESTED MONTHLY, NET AFTER FOREIGN WITHHOLDING TAXES.

INDEX AND AVERAGE INFORMATION IS AVAILABLE AT MONTH END ONLY; THEREFORE, THE CLOSEST MONTH END TO INCEPTION DATE OF THE FUND, MAY 31, 1993, HAS BEEN USED.


--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN*            AGGREGATE TOTAL RETURN*
        ----------------------------            -----------------------

                                                              YEAR    INCEPTION
                                WITHOUT                       ENDED   (6/15/93)-
  THE FUND           ACTUAL     WAIVERS                      3/31/04   3/31/04
  --------           ------    ----------                   ---------  ---------
  Inception (6/15/93)
   through 3/31/04      12.31%  12.29%   The Fund             48.53%   250.03%
  Year Ended 3/31/04    48.53%  48.53%   MSCI EAFE (in
                                           US Dollar)         57.54%    71.02%
                                         MSCI EAFE (Hedged)   37.29%    77.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE: THE PERFORMANCE  SHOWN  REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
      OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

* ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND IS NET OF FOREIGN WITHHOLDING TAX.

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                                       7

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PERSPECTIVE ON ASSESSING INVESTMENT RESULTS
--------------------------------------------------------------------------------

March 31, 2004

      In accordance with rules and guidelines set out by the Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne Global Value Fund to the historical investment results of the most appropriate broad-based securities indices, the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index in US dollars and hedged into US dollars.

      However, the historical results of the MSCI EAFE indices in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies in all the countries that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one-half of the stocks in the entire universe of public companies in all countries that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER- INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the Standard & Poor's 500 Stock Index (the "S&P 500") by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many of their clients during their periods of underperformance. Longer term, it

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                                       8

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PERSPECTIVE ON ASSESSING INVESTMENT RESULTS
--------------------------------------------------------------------------------

would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable investment results as compared to either index did not predict the future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years. Mr. Shahan concluded:

      UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.


--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                 CONTINENT ART


March 31, 2004

                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------


              COMMON STOCKS--87.5%
              BELGIUM--1.4%
   1,219,490  Almanij  NV ....................................... $   73,957,077
                                                                  --------------

              CANADA--1.4%
      72,400  Canadian Western Bank .............................      2,344,014
     260,700  Melcor Developments Ltd. ..........................      9,407,417
   1,873,000  National Bank of Canada, Toronto ..................     65,286,003
                                                                  --------------
                                                                      77,037,434
                                                                  --------------
              CZECH REPUBLIC--0.0%++
       2,800  Philip Morris CR AS ...............................      2,000,000
                                                                  --------------
              DENMARK--0.6%
     950,000  Danske Bank A/S ...................................     21,483,102
     428,675  Group 4 Falck A/S .................................     11,003,006
                                                                  --------------
                                                                      32,486,108
                                                                  --------------
              FINLAND--3.4%
   1,000,000  Huhtamaki Oyj .....................................     12,964,829
   2,800,922  Kone Oyj, B Shares ................................    168,659,742
                                                                  --------------
                                                                     181,624,571
                                                                  --------------
              FRANCE--5.4%
     863,025  Aventis SA ........................................     66,338,405
     433,783  BNP Paribas SA ....................................     26,509,731
   2,390,980  CNP Assurances ....................................    138,098,238
      37,278  Compagnie Lebon SA ................................      3,170,100
   1,509,131  Nexans SA .........................................     55,265,937
       1,000  NSC Groupe ........................................         86,023
     443,000  Rhodia SA .........................................      1,377,332
                                                                  --------------
                                                                     290,845,766
                                                                  --------------
              GERMANY--7.0%
     195,980  Boewe Systec AG ...................................      9,392,705
      23,238  Krones AG .........................................      2,238,015
      42,354  KSB AG ............................................      7,750,031
     104,581  KSB AG, Vorzugsakt ................................     14,587,542
     108,159  Linde AG ..........................................      5,727,347
   3,399,584  Merck KGaA ........................................    158,502,983
     178,800  Merck KGaA 144A++ .................................      8,336,412
     538,544  Moebel Walther AG .................................      1,727,333
     136,187  Moebel Walther AG, Vorzugsakt .....................        418,398
   1,560,342  Springer (Axel) Verlag AG .........................    165,863,277
                                                                  --------------
                                                                     374,544,043
                                                                  --------------

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

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--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2004

                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS
              HONG KONG--2.5%
  13,780,000  Jardine Strategic Holdings Ltd. ...................   $ 67,866,500
  42,847,281  SCMP Group Ltd. ...................................     17,460,964
  36,000,000  Swire Pacific Ltd., Class B .......................     41,123,846
   1,503,000  Wing Hang Bank Ltd. ...............................      9,529,874
                                                                  --------------
                                                                     135,981,184
                                                                  --------------

              IRELAND--0.7%
  15,074,023  Independent News & Media PLC ......................     36,493,014
   1,111,317  Unidare PLC + .....................................      2,185,105
                                                                  --------------
                                                                      38,678,119
                                                                  --------------

              ITALY--1.8%
   1,150,500  Maffei SPA ........................................      2,191,456
   6,402,940  Mondadori (Arnoldo) Editore SPA ...................     58,777,941
   2,598,000  Natuzzi SPA, Sponsored ADR + ......................     27,798,600
   1,005,000  Sol SPA ...........................................      4,211,480
     805,250  Vincenzo Zucchi SPA ...............................      3,631,710
                                                                  --------------
                                                                      96,611,187
                                                                  --------------

              JAPAN--9.6%
     487,960  Aiful Corporation .................................     50,045,977
     722,000  Amatsuji Steel Ball Manufacturing Company Ltd. ....      8,327,967
     552,900  Chofu Seisakusho Company Ltd. .....................     11,479,444
       1,001  Coca-Cola Central Japan Company Ltd. ..............      6,937,290
     268,000  Credia Company Ltd. ...............................      3,987,735
     455,000  Daiwa Industries Ltd. .............................      1,377,661
   1,255,900  Eisai Company Ltd. ................................     34,042,755
   5,251,000  Fujitec Company Ltd. ..............................     28,416,523
     747,600  Fukuda Denshi Company Ltd. ........................     18,971,154
     319,000  Inaba Seisakusho Company Ltd. .....................      5,304,657
     321,000  Katsuragawa Electric Company Ltd. .................      1,558,178
   1,461,000  Kawasumi Laboratories Inc. ........................     10,672,947
      69,100  Mandom Corporation ................................      1,544,264
     477,000  Matsumoto Yushi-Seiyaku Company Ltd. ..............     10,499,640
     355,600  Meito Sangyo Company Ltd. .........................      5,636,415
      30,200  Milbon Company Ltd. ...............................        791,032
     307,100  Mirai Industry Company Ltd. .......................      1,815,413
     219,000  Nankai Plywood Company Ltd. .......................        846,234
      40,000  Nippon Antenna Company Ltd. .......................        369,107
     634,000  Nippon Broadcasting System Inc. ...................     31,994,040
   1,203,000  Nippon Cable System Inc. ..........................     17,345,124
     161,880  Nippon Kanzai Company Ltd. ........................      3,049,789
   1,253,000  Nippon Konpo Unyu Soko Company Ltd. ...............     11,839,275
     746,000  Nissha Printing Company Ltd. ......................     12,118,422
     101,200  Nissin Kogyo Company Ltd. .........................      2,645,879


----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

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--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2004

                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS
              JAPAN--(CONTINUED)
     240,500  Nitto FC Company Ltd. *** ......................... $    1,262,200
     481,000  Nitto FC Company Ltd. .............................      2,561,388
     718,000  Riken Vitamin Company Ltd. ........................     13,906,570
     451,000  Sangetsu Company Ltd. .............................     10,772,673
   1,483,200  Sanyo Shinpan Finance Company Ltd. ................     79,837,747
     760,600  Shikoku Coca-Cola Bottling Company Ltd. ...........      9,489,679
     478,000  Shingakukai Company Ltd. ..........................      3,661,902
     331,500  Shinki Company Ltd. ...............................      2,214,567
   2,777,000  Shionogi & Company Ltd. ...........................     49,061,623
     268,000  SK Kaken Company Ltd. .............................      7,753,929
     612,000  Sonton Food Industry Company Ltd. .................      5,235,546
     484,070  Takefuji Corporation ..............................     33,733,912
     269,000  TENMA Corporation .................................      3,956,072
   1,073,000  Torishima Pump Manufacturing Company Ltd. .........      6,157,360
                                                                  --------------
                                                                     511,222,090
                                                                  --------------

              MEXICO--2.1%
   1,351,400  Coca-Cola Femsa SA de CV, Sponsored ADR ...........     32,555,226
   9,467,000  Embotelladoras Arca SA ............................     21,442,713
      28,097  Fomento Economico Mexicano, SA de CV, Sponsored ADR      1,384,339
  30,132,400  Grupo Continental SA ..............................     57,998,800
                                                                  --------------
                                                                     113,381,078
                                                                  --------------

              NETHERLANDS--14.5%
   4,354,000  ABN Amro Holding NV ...............................     97,113,452
   1,980,990  Akzo Nobel NV .....................................     72,716,311
      23,620  Crown Van Gelder Gemeenschappelijk Bezit NV .......        426,399
   4,364,704  Heineken Holding NV, Class A ......................    156,353,530
      77,550  Heineken NV + .....................................      3,106,803
   4,810,555  Holdingmaatschappij De Telegraaf NV ...............    108,183,396
   1,357,432  IMTECH NV .........................................     38,784,248
   1,409,414  Koninklijke Grolsch NV ............................     39,836,461
   3,388,222  Randstad Holding NV ...............................     90,353,697
   2,023,724  Stork NV ..........................................     38,821,161
     706,587  Twentsche Kabel Holding NV ........................     19,693,506
     739,643  Unilever NV, CVA ..................................     51,037,130
   4,498,159  Wegener NV ........................................     47,980,952
     685,097  Wolters Kluwer NV, CVA ............................     11,710,988
                                                                  --------------
                                                                     776,118,034
                                                                  --------------

              NEW ZEALAND--0.7%
  25,000,596  Carter Holt Harvey Ltd. ...........................     36,783,454
                                                                  --------------

              NORWAY--0.6%
   1,695,300  Schibsted ASA .....................................     30,864,714
                                                                  --------------


----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

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--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2004

                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS
              SINGAPORE--3.4%
   2,000,000  ComfortDelGro Corporation Ltd. .................... $    1,407,904
   6,708,510  Fraser & Neave Ltd. ...............................     58,430,572
   5,833,456  Jardine Cycle & Carriage Ltd. .....................     22,446,408
   3,297,113  Robinson & Company Ltd. ...........................     16,129,054
   2,697,800  Singapore Press Holdings Ltd. .....................     30,418,148
   6,292,000  United Overseas Bank Ltd. .........................     50,298,464
                                                                  --------------
                                                                     179,130,550
                                                                  --------------

              SOUTH AFRICA--0.0%++
     114,924  Sappi Ltd. ........................................      1,590,428
                                                                  --------------

              SOUTH KOREA--0.1%
       1,220  Daehan City Gas Company Ltd. ......................         14,313
      21,370  Samchully Company Ltd. ............................      1,122,137
      31,040  Tae Young Corporation .............................      1,055,920
                                                                  --------------
                                                                       2,192,370
                                                                  --------------

              SPAIN--2.1%
   3,214,521  Altadis SA ........................................     97,375,013
     189,588  Indo Internacional  SA + ..........................      1,491,094
   1,553,000  Recoletos Grupo de Comunicacion SA ................     12,156,967
                                                                  --------------
                                                                     111,023,074
                                                                  --------------

              SWEDEN--0.1%
      35,600  BRIO AB, B Shares .................................        189,299
      33,000  Cloetta Fazer AB, B Shares ........................        778,911
     380,398  VLT AB, B Shares ..................................      4,892,870
                                                                  --------------
                                                                       5,861,080
                                                                  --------------

              SWITZERLAND--13.6%
      45,377  AFG Arbonia-Foster Holding AG, Bearer .............      6,080,235
       4,078  Bucher Industries AG, Bearer ......................        701,744
   2,021,000  Compagnie Financiere Richemont AG .................     54,319,809
       5,504  Conzzeta Holding AG ...............................      4,905,092
       5,842  Daetwyler Holding AG, Bearer ......................     11,298,023
      93,220  Edipresse SA, Bearer ..............................     42,678,770
      43,076  Forbo Holding AG ..................................     11,594,834
      18,699  Gurit-Heberlein AG, Bearer ........................     14,022,220
       3,726  Helvetia Patria Holding, Registered ...............        586,760
      29,327  Loeb Holding AG ...................................      4,166,918
     644,000  Nestle SA, Registered .............................    164,196,235
           8  Neue Zuercher Zeitung + ...........................        453,092
   2,321,385  Novartis AG, Registered ...........................     98,583,505
      45,425  Phoenix Mecano AG .................................     13,356,603
     154,105  PubliGroupe SA, Registered ........................     50,117,425
     187,227  Sarna Kunsstoff Holding AG, Registered ............     17,217,465


----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

March 31, 2004

                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS
              SWITZERLAND--(CONTINUED)
     186,423  Siegfried Holding AG .............................. $   24,317,323
     344,652  SIG Holding AG, Registered ........................     50,262,033
     143,969  Sika AG, Bearer ...................................     70,458,839
      30,583  Sulzer AG, Registered .............................      7,604,409
     374,960  Syngenta AG .......................................     27,348,387
     473,990  Tamedia AG ........................................     39,285,590
      18,192  Zehnder Group AG, Class B .........................     16,514,031
                                                                  --------------
                                                                     730,069,342
                                                                  --------------

              UNITED KINGDOM--8.1%
   4,885,418  AGA Foodservice Group PLC .........................     21,548,950
     621,033  Alumasc Group PLC .................................      1,694,940
   7,848,600  BBA Group PLC .....................................     36,746,800
     639,000  Burtonwood Brewery PLC ............................      4,039,917
   3,979,658  Carclo PLC ........................................      3,108,478
   7,668,331  Diageo PLC ........................................     99,921,793
   3,102,000  Elementis PLC + ...................................      1,938,357
     692,087  GlaxoSmithKline PLC ...............................     13,584,544
     593,139  GlaxoSmithKline PLC, Sponsored ADR ................     23,695,903
     350,000  Johnston Group PLC ................................      1,865,431
   6,131,096  Novar PLC .........................................     14,986,592
     584,000  Partridge Fine Art PLC ............................        751,318
     779,500  Raven Mount PLC + .................................      1,439,777
  12,935,127  Trinity Mirror PLC ................................    135,387,186
   7,135,167  TT Electronics PLC ................................     21,309,372
   5,025,000  Unilever PLC ......................................     49,731,884
                                                                  --------------
                                                                     431,751,242
                                                                  --------------

              UNITED STATES--8.4%
     313,000  American Express Company ..........................     16,229,050
      75,700  American National Insurance Company ...............      6,774,393
   6,728,996  Hollinger International Inc. ......................    133,234,121
     580,100  MBIA Inc. .........................................     36,372,270
   3,413,800  Pfizer Inc. .......................................    119,653,690
     160,000  PNC Financial Services Group Inc. .................      8,867,200
     346,000  Popular Inc. ......................................     14,912,600
   4,135,000  Schering-Plough Corporation .......................     67,069,700
     409,000  Torchmark Corporation .............................     22,000,110
     280,000  Transatlantic Holdings Inc. .......................     24,418,800
                                                                  --------------
                                                                     449,531,934
                                                                  --------------

              TOTAL COMMON STOCKS
              (COST $2,975,753,778) .............................  4,683,284,879
                                                                  --------------

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

March 31, 2004

                                                                      MARKET
                                                                       VALUE
    SHARES                                                           (NOTE 1)
    ------                                                           --------

              PREFERRED STOCKS--1.1%
   2,005,567  ProSieben Sat. 1 Media AG ........................ $   39,680,523
   1,718,250  Villeroy & Boch AG ...............................     20,101,924
                                                                 --------------
              TOTAL PREFERRED STOCKS
              (COST $35,583,775) ...............................     59,782,447
                                                                 --------------


     FACE
     VALUE
   ---------

              U.S. TREASURY BILLS--0.3%
$ 12,000,000  1.032%** due 5/27/04 .............................     11,983,075
   5,000,000  1.011%** due 8/26/04 .............................      4,980,810
                                                                 --------------

              TOTAL U.S. TREASURY BILLS
              (COST $16,960,934) ...............................     16,963,885
                                                                 --------------

              REPURCHASE AGREEMENT--16.3%
              (COST $868,905,000)
 868,905,000  Agreement with UBS Warburg LLC, 0.980% dated
              3/31/04, to be repurchased  at $868,928,654 on
              4/1/04, collateraliized by $655,299,000
              U.S Treasury Bonds, 4.875%, 8.750%, 8.125%, 7.625%,
              6.250%, 6.000%, 6.375% due 2/15/12, 8/15/20,
              5/15/21, 8/15/21, 11/15/22, 8/15/23, 2/15/26, 8/15/27
              (market value $879,991,632) ......................    868,905,000
                                                                 --------------
TOTAL INVESTMENTS (COST $3,897,203,487*) ...............  105.2%  5,628,936,211
UNREALIZED LOSS ON FORWARD CONTRACTS (NET) .............   (5.5)   (292,320,744)
OTHER ASSETS AND LIABILITIES (NET) .....................    0.3      16,086,343
                                                          -----  --------------
NET ASSETS .............................................  100.0% $5,352,701,810
                                                          =====  ==============

--------------
  * AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $3,896,814,896.
 ** RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
*** THIS SECURITY IS "WHEN ISSUED" WHICH REFERS TO A CONDITIONAL  TRANSACTION IN
    A SECURITY WHICH, ALTHOUGH AUTHORIZED, HAS NOT YET BEEN ISSUED.
 +  NON-INCOME PRODUCING SECURITY.
++  AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.
++ SECURITY EXEMPT FROM REGISTRATION PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

ABBREVIATIONS:
ADR-- AMERICAN DEPOSITORY RECEIPT
CVA-- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

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--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2004

                                                  PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                             NET ASSETS        (NOTE 1)
----------------------                            ------------      ----------

COMMON STOCKS:
Printing and Publishing ............................   16.6%     $  887,960,412
Food and Beverages .................................   14.6         782,019,814
Pharmaceuticals ....................................   12.4         663,186,843
Financial Services .................................    5.9         317,861,437
Holdings ...........................................    5.3         281,149,384
Banking ............................................    4.9         259,948,738
Machinery ..........................................    4.8         257,549,729
Manufacturing ......................................    4.3         230,599,082
Insurance ..........................................    3.6         191,878,301
Chemicals ..........................................    2.5         135,937,315
Commercial Services ................................    1.9         101,007,895
Tobacco ............................................    1.9          99,375,013
Building Materials .................................    1.5          77,905,105
Retail .............................................    1.1          57,370,691
Paper Products .....................................    1.1          51,765,110
Autos ..............................................    0.8          43,845,315
Diversified Operations .............................    0.7          38,784,248
Engineering and Construction .......................    0.7          37,065,221
Electronics ........................................    0.6          34,665,975
Broadcast, Radio and TV ............................    0.6          31,994,040
Construction Materials .............................    0.5          28,812,299
Wholesale ..........................................    0.2          12,957,778
Real Estate ........................................    0.2          12,577,517
Transportation .....................................    0.2          11,839,275
Security Services ..................................    0.2          11,003,006
Medical Research and Supplies ......................    0.2          10,672,947
Textiles ...........................................    0.1           3,631,710
Mining and Metal Fabrication .......................    0.0+ +        2,191,456
Health Care ........................................    0.0+ +        1,491,094
Utilities ..........................................    0.0+ +        1,136,450
Other ..............................................    0.1           5,101,679
                                                     ------      --------------
TOTAL COMMON STOCKS ................................   87.5       4,683,284,879
                                                     ------      --------------
PREFERRED STOCKS ...................................    1.1          59,782,447
U.S. TREASURY BILLS ................................    0.3          16,963,885
REPURCHASE AGREEMENT ...............................   16.3         868,905,000
UNREALIZED LOSS ON FORWARD CONTRACTS ...............   (5.5)       (292,320,744)
OTHER ASSETS AND LIABILITIES (NET) .................    0.3          16,086,343
                                                     ------      --------------
NET ASSETS .........................................  100.0%     $5,352,701,810
                                                     ======      ==============

-------------
 ++AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.


----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

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--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2004

                                                     CONTRACT        MARKET
                                                       VALUE          VALUE
 CONTRACTS                                             DATE         (NOTE 1)
 ---------                                             -----        --------

FORWARD EXCHANGE CONTRACTS TO BUY
   23,000,000    European Economic Union Euro ......    4/2/04     $  28,262,125
    8,000,000    European Economic Union Euro ......    4/5/04         9,829,036
   18,000,000    European Economic Union Euro ......    4/8/04        22,112,922
   13,000,000    Great Britain Pound Sterling ......    4/2/04        23,886,388
   35,000,000    Hong Kong Dollar ..................    4/6/04         4,493,492
   10,000,000    Hong Kong Dollar ..................   4/19/04         1,284,285
   81,000,000    Hong Kong Dollar ..................   4/30/04        10,405,493
5,800,000,000    Japanese Yen ......................   4/19/04        55,786,216
   33,500,000    Norwegian Krone ...................    5/6/04         4,875,330
   59,515,000    South African Rand ................   9/10/04         9,126,032
   98,000,000    Swedish Krona .....................    4/2/04        12,993,694
   30,000,000    Swedish Krona .....................   4/19/04         3,975,315
   16,000,000    Swiss Franc .......................    4/2/04        12,630,714
   20,000,000    Swiss Franc .......................    4/5/04        15,790,198
                                                                   -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $210,969,185)                                     $ 215,451,240
                                                                   =============

FORWARD EXCHANGE CONTRACTS TO SELL
   8,000,000    Canadian Dollar ...................     4/5/04       (6,086,073)
   4,500,000    Canadian Dollar ...................    4/15/04       (3,422,304)
   5,000,000    Canadian Dollar ...................    4/26/04       (3,801,221)
   5,000,000    Canadian Dollar ...................    4/30/04       (3,800,735)
   6,500,000    Canadian Dollar ...................     5/6/04       (4,940,156)
  13,300,000    Canadian Dollar ...................    5/13/04      (10,106,410)
   2,500,000    Canadian Dollar ...................    6/10/04       (1,898,282)
   9,300,000    Canadian Dollar ...................    6/18/04       (7,060,124)
   3,500,000    Canadian Dollar ...................     7/8/04       (2,655,657)
   1,400,000    Canadian Dollar ...................    7/13/04       (1,062,127)
   4,000,000    Canadian Dollar ...................    7/21/04       (3,034,028)
   4,500,000    Canadian Dollar ...................   10/13/04       (3,406,956)
   8,000,000    Canadian Dollar ...................   10/29/04       (6,054,852)
   7,500,000    Canadian Dollar ...................   11/12/04       (5,674,818)
  13,350,000    Canadian Dollar ...................    2/17/05      (10,083,461)
   4,000,000    Canadian Dollar ...................    3/21/05       (3,019,678)
  30,000,000    Czech Koruna ......................   11/12/04       (1,115,209)
  48,000,000    Danish Krone ......................    4/26/04       (7,916,519)
   7,500,000    Danish Krone ......................    4/30/04       (1,236,828)
  27,200,000    Danish Krone ......................    7/21/04       (4,476,258)
  30,000,000    Danish Krone ......................    8/12/04       (4,934,488)
  24,000,000    Danish Krone ......................    3/17/05       (3,932,294)
  26,000,000    Danish Krone ......................     4/4/05       (4,258,837)
  23,000,000    European Economic Union Euro ......     4/2/04      (28,262,125)
  42,000,000    European Economic Union Euro ......     4/5/04      (51,602,440)
  44,000,000    European Economic Union Euro ......     4/8/04      (54,053,808)
  90,000,000    European Economic Union Euro ......    4/15/04     (110,546,831)
  50,000,000    European Economic Union Euro ......    4/22/04      (61,405,033)
  48,000,000    European Economic Union Euro ......    4/26/04      (58,943,417)
  40,000,000    European Economic Union Euro ......    4/30/04      (49,115,069)


----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2004

                                                     CONTRACT        MARKET
                                                       VALUE          VALUE
 CONTRACTS                                             DATE         (NOTE 1)
 ---------                                             -----        --------

FORWARD EXCHANGE CONTRACTS TO SELL
   38,000,000    European Economic Union Euro ....     5/6/04     $ (46,652,545)
   38,000,000    European Economic Union Euro ....    5/12/04       (46,645,776)
   88,000,000    European Economic Union Euro ....    5/13/04      (108,019,185)
   50,000,000    European Economic Union Euro ....    5/21/04       (61,362,666)
   22,000,000    European Economic Union Euro ....     6/4/04       (26,990,752)
   26,000,000    European Economic Union Euro ....    6/18/04       (31,888,303)
   95,000,000    European Economic Union Euro ....    6/25/04      (116,496,949)
    4,500,000    European Economic Union Euro ....     7/8/04        (5,516,724)
   29,500,000    European Economic Union Euro ....    7/12/04       (36,162,087)
   15,000,000    European Economic Union Euro ....    7/13/04       (18,387,107)
   88,000,000    European Economic Union Euro ....    7/23/04      (107,847,895)
   24,000,000    European Economic Union Euro ....     8/4/04       (29,405,566)
   53,000,000    European Economic Union Euro ....    8/12/04       (64,926,474)
   20,000,000    European Economic Union Euro ....    8/19/04       (24,496,985)
   61,000,000    European Economic Union Euro ....    8/26/04       (74,704,916)
   55,000,000    European Economic Union Euro ....     9/7/04       (67,341,222)
   40,000,000    European Economic Union Euro ....    9/10/04       (48,972,610)
   36,000,000    European Economic Union Euro ....    9/13/04       (44,072,807)
   40,000,000    European Economic Union Euro ....    9/24/04       (48,959,435)
   31,000,000    European Economic Union Euro ....   10/13/04       (37,931,894)
   18,000,000    European Economic Union Euro ....   10/29/04       (22,019,496)
   14,000,000    European Economic Union Euro ....    11/5/04       (17,124,412)
   44,000,000    European Economic Union Euro ....   11/12/04       (53,813,730)
   42,000,000    European Economic Union Euro ....   11/17/04       (51,363,662)
   36,000,000    European Economic Union Euro ....   11/24/04       (44,021,210)
   10,000,000    European Economic Union Euro ....   11/30/04       (12,226,975)
   32,000,000    European Economic Union Euro ....   12/10/04       (39,120,244)
   20,000,000    European Economic Union Euro ....    1/12/05       (24,439,337)
    8,000,000    European Economic Union Euro ....    1/13/05        (9,775,623)
   28,000,000    European Economic Union Euro ....    1/27/05       (34,209,178)
   12,000,000    European Economic Union Euro ....     2/3/05       (14,659,898)
   15,000,000    European Economic Union Euro ....     2/7/05       (18,324,030)
   16,350,000    European Economic Union Euro ....    2/17/05       (19,970,900)
   15,000,000    European Economic Union Euro ....    3/11/05       (18,317,300)
   20,000,000    European Economic Union Euro ....     4/4/05       (24,418,221)
   14,500,000    European Economic Union Euro ....     4/8/05       (17,702,994)
   13,000,000    Great Britain Pound Sterling ....     4/2/04       (23,886,387)
   20,000,000    Great Britain Pound Sterling ....     4/5/04       (36,734,830)
    6,500,000    Great Britain Pound Sterling ....    4/15/04       (11,928,318)
   16,500,000    Great Britain Pound Sterling ....    4/22/04       (30,262,724)
    8,500,000    Great Britain Pound Sterling ....    4/30/04       (15,579,973)
    4,000,000    Great Britain Pound Sterling ....    5/12/04        (7,324,120)
    5,000,000    Great Britain Pound Sterling ....     6/4/04        (9,136,673)
   10,000,000    Great Britain Pound Sterling ....    6/18/04       (18,250,007)
    4,700,000    Great Britain Pound Sterling ....    7/12/04        (8,558,362)
    2,500,000    Great Britain Pound Sterling ....    7/13/04        (4,551,890)
    8,500,000    Great Britain Pound Sterling ....    7/21/04       (15,464,708)
    9,500,000    Great Britain Pound Sterling ....    8/12/04       (17,247,679)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2004

                                                     CONTRACT        MARKET
                                                       VALUE          VALUE
 CONTRACTS                                             DATE         (NOTE 1)
 ---------                                             -----        --------

FORWARD EXCHANGE CONTRACTS TO SELL
   15,500,000    Great Britain Pound Sterling ....   8/26/04      $ (28,102,932)
    8,000,000    Great Britain Pound Sterling ....   9/10/04        (14,483,463)
    5,500,000    Great Britain Pound Sterling ....  10/29/04         (9,911,274)
    5,500,000    Great Britain Pound Sterling ....  11/12/04         (9,898,369)
   11,000,000    Great Britain Pound Sterling ....  11/17/04        (19,787,519)
    7,000,000    Great Britain Pound Sterling ....    2/3/05        (12,503,012)
    5,500,000    Great Britain Pound Sterling ....   3/17/05         (9,787,181)
    9,000,000    Great Britain Pound Sterling ....   3/21/05        (16,009,681)
   12,000,000    Great Britain Pound Sterling ....    4/8/05        (21,317,584)
   35,000,000    Hong Kong Dollar ................    4/6/04         (4,493,492)
   10,000,000    Hong Kong Dollar ................   4/19/04         (1,284,285)
  164,000,000    Hong Kong Dollar ................   4/30/04        (21,067,912)
  160,000,000    Hong Kong Dollar ................    5/6/04        (20,557,388)
  185,000,000    Hong Kong Dollar ................   6/18/04        (23,795,926)
   30,000,000    Hong Kong Dollar ................   6/25/04         (3,859,459)
   60,000,000    Hong Kong Dollar ................    7/8/04         (7,721,387)
   29,000,000    Hong Kong Dollar ................   7/12/04         (3,732,372)
  156,000,000    Hong Kong Dollar ................   7/21/04        (20,082,046)
   52,000,000    Hong Kong Dollar ................   8/12/04         (6,697,349)
   42,000,000    Hong Kong Dollar ................   8/26/04         (5,411,024)
   78,000,000    Hong Kong Dollar ................   9/10/04        (10,052,337)
   50,000,000    Hong Kong Dollar ................  11/12/04         (6,451,586)
   70,000,000    Hong Kong Dollar ................   1/18/05         (9,042,490)
   65,000,000    Hong Kong Dollar ................   1/27/05         (8,397,710)
8,500,000,000    Japanese Yen ....................   4/19/04        (81,755,661)
4,400,000,000    Japanese Yen ....................   4/22/04        (42,325,133)
2,130,000,000    Japanese Yen ....................   4/30/04        (20,495,096)
5,500,000,000    Japanese Yen ....................    5/6/04        (52,930,349)
3,000,000,000    Japanese Yen ....................    5/7/04        (28,871,894)
4,000,000,000    Japanese Yen ....................   6/10/04        (38,533,375)
4,800,000,000    Japanese Yen ....................   6/18/04        (46,251,516)
1,300,000,000    Japanese Yen ....................    7/8/04        (12,534,414)
2,000,000,000    Japanese Yen ....................   7/12/04        (19,286,238)
  885,000,000    Japanese Yen ....................   7/13/04         (8,534,440)
6,435,000,000    Japanese Yen ....................   7/23/04        (62,075,815)
  850,000,000    Japanese Yen ....................    8/4/04         (8,202,875)
1,650,000,000    Japanese Yen ....................   8/26/04        (15,935,070)
  575,000,000    Japanese Yen ....................   9/10/04         (5,556,099)
1,155,000,000    Japanese Yen ....................   9/13/04        (11,161,714)
  500,000,000    Japanese Yen ....................   11/5/04         (4,841,476)
1,000,000,000    Japanese Yen ....................  12/10/04         (9,695,792)
1,400,000,000    Japanese Yen ....................  12/30/04        (13,584,677)
  900,000,000    Japanese Yen ....................   1/18/05         (8,740,142)
1,500,000,000    Japanese Yen ....................   1/27/05        (14,572,542)
  950,000,000    Japanese Yen ....................   2/17/05         (9,237,621)
3,042,048,800    Japanese Yen ....................   3/11/05        (29,608,356)
2,000,000,000    Japanese Yen ....................   3/24/05        (19,476,974)
   80,000,000    Mexican Peso ....................   4/19/04         (7,141,245)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2004

                                                     CONTRACT        MARKET
                                                       VALUE          VALUE
 CONTRACTS                                             DATE         (NOTE 1)
 ---------                                             -----        --------

FORWARD EXCHANGE CONTRACTS TO SELL
  110,000,000      Mexican Peso ..............      4/26/04       $  (9,810,590)
  125,000,000      Mexican Peso ..............      4/30/04         (11,142,806)
  150,000,000      Mexican Peso ..............      5/13/04         (13,347,419)
   60,000,000      Mexican Peso ..............      6/10/04          (5,318,692)
   46,000,000      Mexican Peso ..............       9/7/04          (4,027,323)
  150,000,000      Mexican Peso ..............     12/10/04         (12,956,613)
   95,000,000      Mexican Peso ..............     12/30/04          (8,182,562)
   77,000,000      Mexican Peso ..............      2/17/05          (6,586,623)
  380,000,000      Mexican Peso ..............      3/23/05         (32,351,207)
    9,000,000      New Zealand Dollar ........      6/30/04          (5,926,255)
   23,000,000      New Zealand Dollar ........     12/10/04         (14,848,607)
   10,500,000      New Zealand Dollar ........       2/3/05          (6,737,948)
    7,350,000      New Zealand Dollar ........      2/17/05          (4,709,535)
   67,000,000      Norwegian Krone ...........       5/6/04          (9,750,660)
   85,750,000      Norwegian Krone ...........      5/21/04         (12,475,849)
   37,000,000      Norwegian Krone ...........      6/30/04          (5,379,092)
   40,000,000      Norwegian Krone ...........      8/26/04          (5,809,959)
    7,000,000      Singapore Dollar ..........       4/5/04          (4,176,388)
    5,300,000      Singapore Dollar ..........      4/26/04          (3,162,947)
    6,500,000      Singapore Dollar ..........       5/6/04          (3,879,543)
   18,000,000      Singapore Dollar ..........       6/4/04         (10,746,990)
   17,400,000      Singapore Dollar ..........      6/18/04         (10,390,277)
   11,500,000      Singapore Dollar ..........      6/25/04          (6,867,640)
   34,000,000      Singapore Dollar ..........      6/30/04         (20,305,345)
    4,000,000      Singapore Dollar ..........       7/8/04          (2,389,024)
   12,750,000      Singapore Dollar ..........      7/12/04          (7,615,268)
   28,000,000      Singapore Dollar ..........      7/21/04         (16,724,985)
    3,500,000      Singapore Dollar ..........       8/4/04          (2,090,917)
   33,000,000      Singapore Dollar ..........      8/26/04         (19,719,670)
    2,000,000      Singapore Dollar ..........      9/10/04          (1,195,428)
    7,400,000      Singapore Dollar ..........      9/13/04          (4,423,313)
   25,000,000      Singapore Dollar ..........     10/13/04         (14,950,340)
   22,000,000      Singapore Dollar ..........      1/12/05         (13,171,897)
   37,000,000      Singapore Dollar ..........      1/20/05         (22,155,092)
   10,000,000      Singapore Dollar ..........      2/17/05          (5,990,092)
    5,900,000      Singapore Dollar ..........      3/17/05          (3,535,471)
   71,500,000      South African Rand ........      9/10/04         (10,963,812)
2,550,000,000      South Korean Won ..........       4/8/05          (2,181,388)
   98,000,000      Swedish Krona .............       4/2/04         (12,993,694)
   30,000,000      Swedish Krona .............      4/19/04          (3,975,315)
   40,000,000      Swedish Krona .............      4/22/04          (5,299,998)
   16,000,000      Swiss Franc ...............       4/2/04         (12,630,714)
   23,000,000      Swiss Franc ...............       4/5/04         (18,158,729)
   55,000,000      Swiss Franc ...............      4/15/04         (43,433,406)
   20,000,000      Swiss Franc ...............      4/22/04         (15,796,210)
    6,500,000      Swiss Franc ...............      4/26/04          (5,134,185)
    6,500,000      Swiss Franc ...............      4/30/04          (5,134,606)
   39,000,000      Swiss Franc ...............       5/6/04         (30,811,840)

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2004

                                                     CONTRACT        MARKET
                                                       VALUE          VALUE
 CONTRACTS                                             DATE         (NOTE 1)
 ---------                                             -----        --------

FORWARD EXCHANGE CONTRACTS TO SELL
  18,000,000       Swiss Franc ..............       5/12/04      $  (14,222,791)
  12,000,000       Swiss Franc ..............       5/21/04          (9,483,803)
   8,000,000       Swiss Franc ..............        6/4/04          (6,324,598)
  17,500,000       Swiss Franc ..............       6/10/04         (13,837,060)
  15,500,000       Swiss Franc ..............       6/18/04         (12,258,047)
  23,000,000       Swiss Franc ..............       6/25/04         (18,192,432)
  10,000,000       Swiss Franc ..............       6/30/04          (7,910,706)
  16,500,000       Swiss Franc ..............       7/12/04         (13,056,420)
  37,000,000       Swiss Franc ..............       7/13/04         (29,278,735)
  18,000,000       Swiss Franc ..............       7/21/04         (14,246,442)
  46,000,000       Swiss Franc ..............       8/12/04         (36,426,417)
  31,000,000       Swiss Franc ..............       8/26/04         (24,556,214)
  65,800,000       Swiss Franc ..............        9/7/04         (52,138,594)
   7,000,000       Swiss Franc ..............       9/13/04          (5,547,527)
  20,000,000       Swiss Franc ..............       9/24/04         (15,854,623)
  14,000,000       Swiss Franc ..............      10/13/04         (11,103,480)
  22,500,000       Swiss Franc ..............      10/29/04         (17,851,901)
  10,500,000       Swiss Franc ..............       11/5/04          (8,332,321)
  11,000,000       Swiss Franc ..............      11/17/04          (8,731,676)
  10,000,000       Swiss Franc ..............      11/24/04          (7,939,255)
  20,000,000       Swiss Franc ..............      11/30/04         (15,880,855)
  50,000,000       Swiss Franc ..............      12/10/04         (39,711,914)
  12,000,000       Swiss Franc ..............       1/13/05          (9,539,067)
  31,000,000       Swiss Franc ..............       1/27/05         (24,651,590)
  36,000,000       Swiss Franc ..............       2/17/05         (28,643,342)
   8,000,000       Swiss Franc ..............        4/4/05          (6,373,275)
                                                                ----------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $3,715,573,659) ............                   $(4,012,376,458)
                                                                ================

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

March 31, 2004

ASSETS
   Investments, at value (Cost $3,897,203,487) (Note 1)
      Securities .................................................  $ 4,760,031,211
      Repurchase Agreement .......................................      868,905,000
                                                                    ---------------
   Total Investments .............................................    5,628,936,211
   Cash and foreign currency (Cost $3,653,798) ...................        3,441,654
   Dividends and interest receivable .............................       11,511,718
   Receivable for investment securities sold .....................       11,017,848
   Receivable for Fund shares sold ...............................        5,218,369
   Receivable for Fund redemption fee proceeds ...................           24,104
   Prepaid expense ...............................................           24,041
                                                                    ---------------
      TOTAL ASSETS ...............................................    5,660,173,945
                                                                    ---------------

LIABILITIES
   Net unrealized depreciation of forward exchange
      contracts (Note 1) ............................  $292,320,744
   Payable for investment securities purchased ......     7,072,113
   Investment advisory fee payable (Note 2) .........     3,582,237
   Payable for Fund shares redeemed .................     3,363,480
   Transfer agent fees payable (Note 2) .............       442,923
   Custodian fees payable (Note 2) ..................       213,916
   Administration and accounting fees payable (Note 2)      141,571
   Accrued expenses and other payables ..............       335,151
                                                       ------------
      TOTAL LIABILITIES ..........................................      307,472,135
                                                                    ---------------
NET ASSETS .......................................................  $ 5,352,701,810
                                                                    ===============

NET ASSETS CONSIST OF
   Undistributed net investment income ...........................  $    11,033,583
   Accumulated net realized loss on securities, forward exchange
      contracts and foreign currencies ...........................     (364,205,337)
   Net unrealized appreciation of securities, forward exchange
      contracts, foreign currencies and net other assets .........    1,439,832,312
   Par value .....................................................           25,219
   Paid-in capital in excess of par value ........................    4,266,016,033
                                                                    ---------------
      TOTAL NET ASSETS ...........................................  $ 5,352,701,810
                                                                    ===============
NET ASSET VALUE, offering and redemption price per share
($5,352,701,810 / 252,188,542 shares of common stock outstanding)   $         21.23
                                                                    ===============



----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended March 31, 2004

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $11,595,830)  $   108,838,774
   Interest ...................................................       5,485,033
                                                                ---------------
      TOTAL INVESTMENT INCOME .................................     114,323,807
                                                                ---------------

EXPENSES
   Investment advisory fee (Note 2) ...............   $ 58,023,762
   Custodian fees (Note 2) ........................      2,356,992
   Administration and accounting fees (Note 2) ....      1,517,909
   Transfer agent fees (Note 2) ...................      1,284,508
   Directors' fees and expenses (Note 2) ..........        189,159
   Legal and audit fees ...........................        178,076
   Other ..........................................        806,846
                                                      ------------
      TOTAL EXPENSES .........................................       64,357,252
                                                                ---------------
NET INVESTMENT INCOME ........................................       49,966,555
                                                                ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities .............................................      311,422,825
      Forward exchange contracts .............................     (304,705,439)
      Foreign currencies and net other assets ................          976,165
                                                                ---------------
   Net realized gain on investments during the year ..........        7,693,551
                                                                ---------------
   Net unrealized appreciation (depreciation) of:
      Securities .............................................    1,815,728,710
      Forward exchange contracts .............................      (89,703,982)
      Foreign currencies and net other assets ................            1,289
                                                                ---------------
   Net unrealized appreciation of investments during the year     1,726,026,017
                                                                ---------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ..................................................    1,733,719,568
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ...................................................  $ 1,783,686,123
                                                                ===============



----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  YEAR             YEAR
                                                                  ENDED            ENDED
                                                                 3/31/04          3/31/03
                                                             --------------    --------------
Net investment income .....................................  $   49,966,555    $   49,867,604
Net realized gain (loss) on securities, forward exchange
   contracts and currency transactions during the year ....       7,693,551      (326,232,279)
Net unrealized appreciation (depreciation) of  securities,
   forward exchange contracts, foreign currencies and net
   other assets during the year ...........................   1,726,026,017      (940,557,469)
                                                             --------------    --------------
Net increase (decrease) in net assets resulting from
   operations .............................................   1,783,686,123    (1,216,922,144)

DISTRIBUTIONS:
   Dividends to shareholders from net investment
      income ..............................................     (49,712,289)      (50,732,623)
   Distributions to shareholders from net realized gain on
      investments .........................................              --       (67,657,606)
Net increase (decrease) in net assets from Fund share
   transactions ...........................................    (119,158,692)      447,537,198
Redemption fees ...........................................       1,262,462                --
                                                             --------------    --------------
Net increase (decrease) in net assets .....................   1,616,077,604      (887,775,175)

NET ASSETS
Beginning of year .........................................   3,736,624,206     4,624,399,381
                                                             --------------    --------------
End of year (including undistributed net investment
   income of $11,033,583 and $10,955,981, respectively) ...  $5,352,701,810    $3,736,624,206
                                                             ==============    ==============





----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund share outstanding throughout each year.

                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                 3/31/04     3/31/03     3/31/02     3/31/01     3/31/00
                                                 -------     -------     -------     -------     -------
Net asset value, beginning of year ..........    $ 14.44     $ 19.79     $ 19.52     $ 21.10     $ 18.08
                                                 -------     -------     -------     -------     -------
Income from investment operations:
Net investment income .......................       0.20        0.19        0.22        0.22        0.23
Net realized and unrealized gain (loss)
   on investments ...........................       6.78       (5.07)       0.56        0.92        3.64
                                                 -------     -------     -------     -------     -------
      Total from investment
         operations .........................       6.98       (4.88)       0.78        1.14        3.87
                                                 -------     -------     -------     -------     -------
DISTRIBUTIONS:
   Dividends from net investment
      income ................................      (0.20)      (0.20)      (0.18)      (0.21)      (0.26)
   Distributions from net
      realized gains ........................         --       (0.27)      (0.33)      (2.23)      (0.59)
   Distributions in excess of net
      realized gains ........................         --          --          --       (0.28)         --
                                                 -------     -------     -------     -------     -------
      Total distributions ...................      (0.20)      (0.47)      (0.51)      (2.72)      (0.85)
                                                 -------     -------     -------     -------     -------
Redemption fee ..............................       0.01          --          --          --          --
                                                 -------     -------     -------     -------     -------
Net asset value, end of year ................    $ 21.23     $ 14.44     $ 19.79     $ 19.52     $ 21.10
                                                 =======     =======     =======     =======     =======
Total return (a) ............................      48.53%     (24.86)%      4.22%       5.17%      21.68%
                                                 =======     =======     =======     =======     =======
Ratios/Supplemental Data:
Net assets, end of year (in 000s) ........... $5,352,702  $3,736,624  $4,624,399  $3,661,512  $3,236,504
Ratio of operating expenses to
   average net assets .......................       1.39%       1.37%       1.37%       1.38%       1.38%
Ratio of net investment income to
   average net assets .......................       1.08%       1.17%       1.22%       1.06%       1.10%
Portfolio turnover rate .....................          8%          8%          7%         12%         16%

------------------
(a) Total return represents aggregate total return for the periods indicated.

----------------------- SEE NOTES TO FINANCIAL STATEMENTS ----------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tweedy, Browne Global Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on June 15, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange or through any system providing for same day publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price or the Nasdaq Official Close Price ("NOCP"), when appropriate, prior to the close of regular trading. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation or the NOCP does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the year ended March 31, 2004 the Fund reimbursed Tweedy, Browne Company LLC $1,496 for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     The character of distributions paid on a tax basis during December 2003 for fiscal year 2004 and December 2002 for fiscal year 2003 is as follows:

                                           2004               2003
Distributions paid from:
Investment Income                      $ 49,712,289        $ 50,732,623
Short-term capital gain                          --           7,840,593
                                       ------------        ------------
Ordinary Income                          49,712,289          58,573,216
Long-term capital gain                           --          59,817,013
                                       ------------        ------------
      Total Distributions              $ 49,712,289        $118,390,229
                                       ============        ============

     As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income          $   11,551,972
Unrealized appreciation                 1,732,121,315
                                       --------------
      Total                            $1,743,673,287
                                       ==============

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY FEE, OTHER RELATED PARTY TRANSACTIONS AND ADMINISTRATION FEE
     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $57.8 million of their own money invested in the Fund, as of March 31, 2004.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the value of the aggregate average daily net assets of the Fund and the Tweedy, Browne American Value Fund, allocated according to each Fund's net assets.

--------------------------------------------------------------------------------
                                         BETWEEN        BETWEEN
                                      $500 MILLION    $1 BILLION
                           UP TO           AND            AND        EXCEEDING
                       $500 MILLION    $1 BILLION     $4 BILLION     $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.06%         0.04%            0.02%       0.015%
================================================================================




--------------------------------------------------------------------------------
                                         BETWEEN        BETWEEN
                                      $100 MILLION    $2 BILLION
                           UP TO           AND            AND        EXCEEDING
                       $100 MILLION    $2 BILLION     $4 BILLION     $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees           0.03%           0.01%          0.0075%      0.006%
================================================================================


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. The annual fee of $50,000 paid to each Non-Interested Director is divided between the Fund and the Tweedy, Browne American Value Fund. The current allocation ratio is 80% of the annual fee paid by the Fund and 20% paid by Tweedy, Browne American Value Fund.

     Mellon Trust of New England, N.A. ("MTONE"), formerly Boston Safe Deposit and Trust Company, an indirect, wholly-owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.   SECURITIES TRANSACTIONS
     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended March 31, 2004, aggregated $328,331,469 and $1,159,809,579, respectively.

     At March 31, 2004,  the aggregate  gross  unrealized  appreciation  for all securities,  in  which  there  was  an  excess  of  value  over  tax  cost,  was
$1,873,120,275   and  the  aggregate  gross  unrealized   depreciation  for  all
securities, in which there was an excess of tax cost over value, was $140,998,960.

4.   CAPITAL STOCK
     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. In addition, redemption from the Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Fund. Changes in shares outstanding for the Fund were as follows:

-------------------------------------------------------------------------------------------
                                YEAR ENDED 3/31/04                 YEAR ENDED 3/31/03
                               SHARES         AMOUNT             SHARES         AMOUNT
-------------------------------------------------------------------------------------------
Sold                       150,731,637   $ 2,549,978,411      354,762,237  $ 5,891,099,961
Reinvested                   2,272,939        44,185,947        6,894,157      107,824,613
Redeemed                  (159,652,384)   (2,713,323,050)    (336,482,653)  (5,551,387,376)
-------------------------------------------------------------------------------------------
Net Increase (Decrease)     (6,647,808)  $  (119,158,692)      25,173,741  $   447,537,198
===========================================================================================


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments.

6.   LINE OF CREDIT

     The Company and MTONE entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 24, 2003, provides the Company, on behalf of the Fund and the Tweedy, Browne American Value Fund, with a $100 million line of credit (the "Commitment") primarily for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne American Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three-to-one. For the year ended March 31, 2004, the Company did not borrow, on behalf of the Fund, under the Agreement.


--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   POST-OCTOBER LOSS DEFERRAL DISCLOSURE

     Certain losses incurred after October 31 within a fund's fiscal year are deemed to arise on the first business day of the fund's following fiscal year. For the fiscal year ended March 31, 2004, the Fund incurred and elected to defer $40,295,875 in capital losses and $292,127 in currency losses.

8.   CAPITAL LOSS CARRYOVER DISCLOSURE

     As of March 31, 2004, the Fund had a capital loss carryforward for federal income tax purposes of $329,977,246 expiring on March 31, 2012 and $279,598,628 expiring on March 31, 2011.

9.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities.

     At March 31, 2004, the Fund did not have any securities out on loan and did not have any segregated assets with the Fund's custodian.

--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Tweedy, Browne Fund Inc.

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and the schedule of forward exchange contracts of Tweedy, Browne Global Value Fund (the "Fund") (a series of Tweedy, Browne Fund Inc.) as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tweedy, Browne Global Value Fund, a series of Tweedy, Browne Fund Inc., at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                               [GRAPHIC OMITTED]
                                                               ERNST & YOUNG LLP

Boston, Massachusetts
May 10, 2004

--------------------------------------------------------------------------------

TWEEDY,BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

YEAR ENDED MARCH 31, 2004

1.   TAX INFORMATION

      Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended March 31, 2004, 18.24% qualify for the dividend received deduction available to corporate shareholders.

      For the fiscal year ended March 31, 2004, 100% of the taxable investment income qualifies for the 15% dividend tax rate as of January 1, 2003.

      If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund may elect to pass through to its shareholders credits for foreign taxes paid.

      For the fiscal year ended March 31, 2004, the Fund derived $111,122,996 of gross income from foreign sources and paid foreign taxes of $11,595,830 (representing $0.4406 and $0.0460 per share, respectively).

2.   DIRECTORS AND OFFICERS INFORMATION

     Information pertaining to the Directors and officers* of the Company is set forth below. The Board of Directors oversees the Company's business and investment activities and is responsible for protecting the interests of the Fund's shareholders. You can find more information about the Directors in the Company's Statement of Additional Information, which is available free of charge by calling 1-800-432-4789.

----------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                               PORTFOLIOS         IN OTHER
                                 TERM OF                                         FUND          TRUSTEESHIPS/
                               OFFICE AND                                       COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF         PRINCIPAL OCCUPATION(S)     OVERSEEN BY         HELD BY
POSITION(S) WITH COMPANY       TIME SERVED 1        DURING PAST 5 YEARS         DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------

                                             DISINTERESTED DIRECTORS
Paul F. Balser                  3 years       Partner, Ironwood                    2         Director, Janus
Ironwood Partners, LLC                        Partners, LLC since                            Capital Group,
420 Lexington Avenue                          December 2001; Partner,                             Inc.
New York, NY 10170                            Ironwood Manufacturing
Age: 62, Director                             Fund LP (private equity
                                              fund), since July 2003;
                                              Partner, Generation
                                              Partners (private equity
                                              investments), since
                                              August 1995
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TWEEDY,BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                               PORTFOLIOS         IN OTHER
                                 TERM OF                                         FUND          TRUSTEESHIPS/
                               OFFICE AND                                       COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF         PRINCIPAL OCCUPATION(S)     OVERSEEN BY         HELD BY
POSITION(S) WITH COMPANY       TIME SERVED 1        DURING PAST 5 YEARS         DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------
                                   DISINTERESTED DIRECTORS (CONTINUED)
Bruce A. Beal                   11 years             Partner and Chairman,        2               None
The Beal Companies                                   The Beal Companies
177 Milk Street                                      (real estate development
Boston, MA 02109                                     and investment companies);
Age: 67, Director                                    Real estate consultant
----------------------------------------------------------------------------------------------------------------
John C. Hover II                 1 year              Retired since 1999           2              Director,
PO Box 676                                                                                    Excelsior Private
3039 Durham Road                                                                              Equity Fund II,
Buckingham, PA 18912                                                                          Inc.; Director,
Age: 61, Director                                                                             Excelsior Venture
                                                                                             Partners III, LLC;
                                                                                            Director, Excelsior
                                                                                             Venture Investors
                                                                                                 III, LLC
-----------------------------------------------------------------------------------------------------------------
Anthony H. Meyer                6 years              Retired since 1987           2               None
c/o Tweedy, Browne
Company LLC
350 Park Avenue
New York, NY 10022
Age: 73, Director
-----------------------------------------------------------------------------------------------------------------
Richard B. Salomon              9 years              Partner, Salans              2               None
Salans                                               (law firm)
620 Fifth Avenue
New York, NY 10020
Age: 56, Director

-----------------------------------------------------------------------------------------------------------------
                                        INTERESTED DIRECTOR 2

Christopher H. Browne 3        11 years              Managing Director            2              Director,
Tweedy, Browne                                       Tweedy, Browne                              American
Company LLC                                          Company LLC                                 Atlantic
350 Park Avenue                                                                                  Company
New York, NY 10022
Age: 57
Chairman and President
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TWEEDY,BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                               PORTFOLIOS         IN OTHER
                                 TERM OF                                         FUND          TRUSTEESHIPS/
                               OFFICE AND                                       COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF         PRINCIPAL OCCUPATION(S)     OVERSEEN BY         HELD BY
POSITION(S) WITH COMPANY       TIME SERVED 1        DURING PAST 5 YEARS         DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------

                                  OFFICERS WHO ARE NOT DIRECTORS
William H. Browne 3              11 years               Managing Director         N/A              N/A
Tweedy, Browne                                          Tweedy, Browne
Company LLC                                             Company LLC
350 Park Avenue
New York, NY 10022
Age: 59, Vice President
----------------------------------------------------------------------------------------------------------------
M. Gervase Rosenberger           11 years               Executive Vice            N/A              N/A
Tweedy, Browne                                          President, Tweedy,
Company LLC                                             Browne Company
350 Park Avenue                                         LLC
New York, NY 10022
Age: 53, Chief Operating
Officer, Vice President and
Secretary
----------------------------------------------------------------------------------------------------------------
John D. Spears                   11 years               Managing Director         N/A              N/A
Tweedy, Browne                                          Tweedy, Browne
Company LLC                                             Company LLC
350 Park Avenue
New York, NY 10022
Age: 56, Vice President
----------------------------------------------------------------------------------------------------------------
Robert Q. Wyckoff, Jr.            1 year                Managing Director         N/A              N/A
Tweedy, Browne                                          Tweedy, Browne
Company LLC                                             Company LLC
350 Park Avenue
New York, NY 10022
Age: 51, Treasurer
================================================================================================================

------------
*  The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.
1  Directors and Officers will serve for an indefinite term until the earliest of their: (i) removal,
   (ii) resignation or (iii) death.
2  "Interested person" of the company as defined in the Investment Company Act of 1940. Mr. Christopher H.
   Browne is an "interested person" because of his affiliation with Tweedy, Browne Company LLC, which acts as the Company's investment adviser and distributor.
3  Mr. Christopher Browne and Mr. William Browne are brothers.

--------------------------------------------------------------------------------

TWEEDY,BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

March 31, 2004

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     TWEEDY, BROWNE AMERICAN VALUE FUND VS.
                  STANDARD &POOR'S 500 STOCK INDEX ("S&P 500")
                             12/8/93 THROUGH 3/31/04

                               [GRAPHIC OMITTED]
          EDDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Date          American Value        S&P 500 Monthly Reinv.
----          --------------        ---------------------
12/8/93         10,000.00                 10,000.00
3/31/94          9,710.00                  9,638.32
9/30/94         10,260.00                 10,152.10
3/31/95         10,779.80                 11,138.70
9/30/95         13,064.60                 13,172.50
3/31/96         14,519.90                 14,715.50
9/30/96         15,170.20                 15,851.30
3/31/97         17,096.60                 17,631.90
9/30/97         21,997.90                 22,261.50
3/31/98         24,985.40                 26,343.60
9/30/98         21,992.30                 24,274.00
3/31/99         24,712.10                 30,913.60
9/30/99         25,716.00                 31,025.10
3/31/00         25,017.90                 36,457.80
9/30/00         28,027.60                 35,143.80
3/31/01         28,723.50                 28,100.00
9/30/01         27,728.00                 25,730.00
3/31/02         30,087.00                 28,903.00
9/30/01         23,514.90                 20,463.00
3/31/02         23,720.00                 21,488.00
9/30/03         27,625.00                 25,761.00
3/31/04         31,341.00                 29,084.00


--------------------------------------------------------------------------------
THE S&P 500 IS AN INDEX COMPOSED OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND OVER-THE-COUNTER MARKET AND INCLUDES THE REINVESTMENT OF DIVIDENDS.

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURN*              AGGREGATE TOTAL RETURN*
        ----------------------------              -----------------------

                                                             YEAR    INCEPTION
                                WITHOUT                      ENDED  (12/8/93)-
  THE FUND             ACTUAL   WAIVERS                     3/31/04   3/31/04
  --------             ------   -------                     ------- ----------
  Inception (12/8/93)
   through 3/31/04      11.72%   11.62%     The Fund         32.13%    213.41%
  Year Ended 3/31/04    32.13%   32.13%     S&P 500          35.12%    190.84%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE: THE PERFORMANCE  SHOWN  REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE
      OF FUTURE RESULTS. THE FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN ORIGINAL COST.

*     ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PERSPECTIVE ON ASSESSING INVESTMENT RESULTS
--------------------------------------------------------------------------------

March 31, 2004

      In accordance with rules and guidelines set out by the Securities and Exchange Commission, we have provided a comparison of the historical investment results of Tweedy, Browne American Value Fund to the historical investment results of the most appropriate broad-based securities market index, the Standard & Poor's 500 Stock Index (the "S&P 500"). The S&P 500 is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. However, the historical results of the S&P 500 in large measure represent the investment results of stocks that we do not own. Any portfolio which does not own exactly the same stocks in exactly the same proportions as the index to which the particular portfolio is being compared is not likely to have the same results as the index. The investment behavior of a diversified portfolio of undervalued stocks tends to be correlated to the investment behavior of a broad index; i.e., when the index is up, probably more than one-half of the stocks in the entire universe of public companies that are included in the same index will be up, albeit, in greater or lesser percentages than the index. Similarly, when the index declines, probably more than one-half of the stocks in the entire universe of public companies that are included in the index will be down in greater or lesser percentages than the index. But it is almost a mathematical truth that "different stocks equal different results."

      We believe that favorable or unfavorable historical investment results in comparison to an index are not necessarily predictive of future comparative investment results. In ARE SHORT-TERM PERFORMANCE AND VALUE INVESTING MUTUALLY EXCLUSIVE?, Eugene Shahan analyzed the investment performance of seven money managers, about whom Warren Buffett wrote in his article, THE SUPER INVESTORS OF GRAHAM AND DODDSVILLE. Over long periods of time, the seven managers significantly outperformed the market as measured by the Dow Jones Industrial Average (the "DJIA") or the S&P 500 by between 7.7% and 16.5% annually. (The goal of most institutional money managers is to outperform the market by 2% to 3%.) However, for periods ranging from 13 years to 28 years, this group of managers underperformed the market between 7.7% and 42% of the years. Six of the seven investment managers underperformed the market between 28% and 42% of the years. In today's environment, they would have lost many of their clients during their periods of underperformance. Longer term, it would have been the wrong decision to fire any of those money managers. In examining the seven long-term investment records, unfavorable

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PERSPECTIVE ON ASSESSING INVESTMENT RESULTS
--------------------------------------------------------------------------------

investment results as compared to either index did not predict the future favorable comparative investment results which occurred, and favorable investment results in comparison to the DJIA or the S&P 500 were not always followed by future favorable comparative results. Stretches of consecutive annual underperformance ranged from one to six years. Mr. Shahan concluded:

      UNFORTUNATELY, THERE IS NO WAY TO DISTINGUISH BETWEEN A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL DO WELL OVER 15 YEARS, FROM A POOR THREE-YEAR STRETCH FOR A MANAGER WHO WILL CONTINUE TO DO POORLY. NOR IS THERE ANY REASON TO BELIEVE THAT A MANAGER WHO DOES WELL FROM THE OUTSET CANNOT CONTINUE TO DO WELL, AND CONSISTENTLY.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
                                NORTH AMERICA ART

March 31, 2004

                                                                      MARKET
                                                                       VALUE
    SHARES                                                           (NOTE 1)
    ------                                                           --------

              COMMON STOCKS - DOMESTIC--74.1%
              ADVERTISING--1.1%
      11,580  Grey Global Group Inc. ........................... $    7,990,200
                                                                 --------------

              AUTOMOTIVE PARTS--1.2%
     348,300  Dollar Thrifty Automotive Group Inc. + ...........      8,801,541
                                                                 --------------

              BANKING--7.1%
      40,000  Comerica Inc. ....................................      2,172,800
     225,000  Hibernia Corporation, Class A ....................      5,285,250
     429,020  PNC Financial Services Group Inc. ................     23,776,288
     360,000  Wells Fargo & Company ............................     20,401,200
                                                                 --------------
                                                                     51,635,538
                                                                 --------------

              BASIC INDUSTRIES--5.0%
     207,900  Gorman-Rupp Company ..............................      5,384,610
     613,626  Rayonier Inc., REIT ..............................     26,821,592
      55,350  Tecumseh Products Company, Class A ...............      2,330,235
      44,447  Tecumseh Products Company, Class B ...............      1,836,995
                                                                 --------------
                                                                     36,373,432
                                                                 --------------

              BROADCAST, RADIO AND TV--2.6%
     668,060  Comcast Corporation, Class A + ...................     18,625,513
                                                                 --------------

              CHEMICALS--0.7%
     220,700  Oil-Dri Corporation of America ...................      3,641,550
      77,500  Stepan Company ...................................      1,770,100
                                                                 --------------
                                                                      5,411,650
                                                                 --------------

              COMPUTER SERVICES--1.9%
     718,115  Electronic Data Systems Corporation ..............     13,895,525
                                                                 --------------

              CONSUMER NON-DURABLES--0.2%
     133,505  M & F Worldwide Corporation + ....................      1,827,684
                                                                 --------------

              CONSUMER SERVICES--3.5%
     869,830  ProQuest Company + ...............................     25,372,941
                                                                 --------------

              DIVERSIFIED FINANCIAL SERVICES--16.4%
     719,390  American Express Company .........................     37,300,372
     887,500  Federated Investors Inc., Class B ................     27,894,125
     416,215  Freddie Mac ......................................     24,581,658
     471,573  MBIA Inc. ........................................     29,567,627
                                                                 --------------
                                                                    119,343,782
                                                                 --------------

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2004

                                                                      MARKET
                                                                       VALUE
    SHARES                                                           (NOTE 1)
    ------                                                           --------

              COMMON STOCKS - DOMESTIC
              ELECTRONIC EQUIPMENT--0.4%
     135,389  Regal-Beloit Corporation ......................... $    2,705,072
                                                                 --------------

              FOOD AND BEVERAGES--0.1%
      21,441  Coca-Cola Bottling Company .......................      1,094,563
                                                                 --------------

              HEALTH CARE--0.7%
      69,124  Johnson & Johnson ................................      3,505,969
     243,811  Orthodontic Centers of America Inc. + ............      1,926,107
                                                                 --------------
                                                                      5,432,076
                                                                 --------------

              HOLDINGS--3.8%
     647,500  Popular Inc. .....................................     27,907,250
                                                                 --------------

              INSURANCE--15.0%
     316,800  21st Century Insurance Group Inc. ................      4,561,920
      77,400  American Indemnity Financial Corporation + .......         77,400
     165,125  American National Insurance Company ..............     14,777,036
     509,850  Great American Financial Resources Inc. ..........      8,035,236
      16,520  Kansas City Life Insurance Company ...............        706,891
     119,000  Leucadia National Corporation ....................      6,340,320
      21,600  Merchants Group Inc. .............................        528,228
     110,000  National Western Life Insurance Company, Class A +     16,256,900
     414,776  Torchmark Corporation ............................     22,310,801
     406,000  Transatlantic Holdings Inc. ......................     35,407,260
                                                                 --------------
                                                                    109,001,992
                                                                 --------------

              PHARMACEUTICALS--7.8%
     600,000  Bristol-Myers Squibb Company .....................     14,538,000
     824,018  Pfizer Inc. ......................................     28,881,831
     822,000  Schering-Plough Corporation ......................     13,332,840
                                                                 --------------
                                                                     56,752,671
                                                                 --------------

              PRINTING AND PUBLISHING--4.2%
   1,531,719  Hollinger International Inc. .....................     30,328,036
                                                                 --------------

              REAL ESTATE--0.2%
      55,225  Ramco-Gershenson Properties Trust, REIT ..........      1,557,345
                                                                 --------------

              RETAIL--0.2%
      54,500  Friedman's Inc., Class A .........................        316,100
     102,317  Syms Corporation + ...............................        817,513
                                                                 --------------
                                                                      1,133,613
                                                                 --------------

              TELECOMMUNICATIONS--0.5%
      93,600  Commonwealth Telephone Enterprises Inc. + ........      3,838,536
                                                                 --------------

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2004

                                                                      MARKET
                                                                       VALUE
    SHARES                                                           (NOTE 1)
    ------                                                           --------

              COMMON STOCKS - DOMESTIC
              TRANSPORTATION/TRANSPORTATION SERVICES--1.5%
     500,400  GATX Corporation .................................   $ 11,093,868
                                                                 --------------
              TOTAL COMMON STOCKS - DOMESTIC
              (COST $344,237,144) ..............................    540,122,828
                                                                 --------------

              COMMON STOCKS - FOREIGN--16.3%
              ITALY--0.6%
     407,000  Natuzzi SPA, Sponsored ADR + .....................      4,354,900
                                                                 --------------

              JAPAN--2.0%
     326,000  Fujitec Company Ltd. .............................      1,764,195
     191,400  Fukuda Denshi Company Ltd. .......................      4,856,981
      86,000  Matsumoto Yushi-Seiyaku Company Ltd. .............      1,893,017
     118,000  Nippon Konpo Unyu Soko Company Ltd. ..............      1,114,952
      52,000  Nitto FC Company Ltd. ............................        276,907
      26,000  Nitto FC Company Ltd. *** ........................        136,454
      46,800  Sanyo Shinpan Finance Company Ltd. ...............      2,519,152
      63,800  Shikoku Coca-Cola Bottling Company Ltd. ..........        796,005
     162,000  Torishima Pump Manufacturing Company Ltd. ........        929,629
                                                                 --------------
                                                                     14,287,292
                                                                 --------------

              NETHERLANDS--5.7%
     816,143  ABN Amro Holding NV, Sponsored ADR ...............     18,306,088
     441,000  Heineken Holding NV, Class A .....................     15,797,613
     107,857  Unilever NV, ADR .................................      7,489,590
                                                                 --------------
                                                                     41,593,291
                                                                 --------------

              SWITZERLAND--3.2%
     355,000  Nestle SA, Registered, Sponsored ADR .............     22,627,984
      21,332  Novartis AG, ADR .................................        908,743
       2,310  Syngenta AG, ADR .................................         33,334
                                                                 --------------
                                                                     23,570,061
                                                                 --------------

              UNITED KINGDOM--4.8%
     276,000  Diageo PLC, Sponsored ADR ........................     14,594,880
     136,274  GlaxoSmithKline PLC, Sponsored ADR ...............      5,444,146
     364,000  Unilever PLC, Sponsored ADR ......................     14,669,200
                                                                 --------------
                                                                     34,708,226
                                                                 --------------

              TOTAL COMMON STOCKS - FOREIGN
              (COST $76,595,010) ...............................    118,513,770
                                                                 --------------

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

March 31, 2004

                                                                      MARKET
     FACE                                                             VALUE
    VALUE                                                            (NOTE 1)
    ------                                                           --------

              U.S. TREASURY BILL--0.2%
              (COST $1,497,643)
$  1,500,000  1.032% ** due 5/27/04 ............................ $    1,497,884
                                                                 --------------

              REPURCHASE AGREEMENT--10.2%
              (COST $74,388,000)
  74,388,000  Agreement with UBS Warburg LLC, 0.980% dated
              3/31/04 to be repurchased at $74,390,025 on 4/1/04,
              collateralized by $51,824,000 U.S. Treasury Bonds,
              8.875%, 6.750% due 8/15/17, 8/15/26 (market
              value $74,951,811) ...............................     74,388,000
                                                                 --------------

TOTAL INVESTMENTS (COST $496,717,797*) ................   100.8%    734,522,482
UNREALIZED LOSSON FORWARD
  CONTRACTS (NET) .....................................    (0.9)     (6,821,800)
OTHER ASSETS AND LIABILITIES (NET) ....................     0.1         967,585
                                                          ------ --------------
NET ASSETS ............................................   100.0% $  728,668,267
                                                          ====== ==============

----------------
  *AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $496,719,633.
 **RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
***THIS SECURITY IS "WHEN ISSUED" WHICH REFERS TO A CONDITIONAL TRANSACTION IN A
   SECURITY WHICH, ALTHOUGH AUTHORIZED, HAS NOT YET BEEN ISSUED.
  +NON-INCOME PRODUCING SECURITY.

ABBREVIATIONS:
ADR--AMERICAN DEPOSITORY RECEIPT.
REIT--REAL ESTATE INVESTMENT TRUST.

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------

March 31, 2004

                                                   CONTRACT          MARKET
                                                    VALUE            VALUE
  CONTRACTS                                          DATE           (NOTE 1)
  ---------                                        --------         --------

FORWARD EXCHANGE CONTRACTS TO BUY
   6,000,000   Great Britain Pound Sterling....      4/2/04        $ 11,024,486
 160,000,000   Japanese Yen ...................     5/12/04           1,540,046
 450,000,000   Japanese Yen ...................     6/18/04           4,336,078
 550,000,000   Japanese Yen ...................     6/30/04           5,301,634
  10,000,000   Swedish Krona ..................      4/2/04           1,325,887
  41,000,000   Swedish Krona ..................     4/22/04           5,432,498
                                                                   ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $27,800,575) .................                    $ 28,960,629
                                                                   ============

FORWARD EXCHANGE CONTRACTS TO SELL
   1,300,000   European Economic Union Euro....     4/22/04          (1,596,531)
     650,000   European Economic Union Euro....     5/12/04            (797,888)
   1,750,000   European Economic Union Euro....     6/18/04          (2,146,328)
   7,200,000   European Economic Union Euro....      7/6/04          (8,827,137)
     500,000   European Economic Union Euro....     7/12/04            (612,917)
     875,000   European Economic Union Euro....     9/10/04          (1,071,276)
     500,000   European Economic Union Euro....    10/29/04            (611,653)
   3,500,000   European Economic Union Euro....     11/5/04          (4,281,103)
   2,000,000   European Economic Union Euro....    11/17/04          (2,445,889)
   1,000,000   European Economic Union Euro....    12/30/04          (1,222,149)
   1,500,000   European Economic Union Euro....     1/13/05          (1,832,929)
   2,400,000   European Economic Union Euro....      4/1/05          (2,930,213)
   6,000,000   Great Britain Pound Sterling....      4/2/04         (11,024,486)
   1,750,000   Great Britain Pound Sterling....     4/22/04          (3,209,683)
     110,000   Great Britain Pound Sterling....     8/12/04            (199,710)
     500,000   Great Britain Pound Sterling....     9/10/04            (905,216)
     500,000   Great Britain Pound Sterling....    11/24/04            (898,846)
     520,000   Great Britain Pound Sterling....      4/1/05            (924,209)
   6,000,000   Great Britain Pound Sterling....      4/8/05         (10,658,792)
 160,000,000   Japanese Yen ...................     5/12/04          (1,540,046)
 450,000,000   Japanese Yen ...................     6/18/04          (4,336,080)
 920,000,000   Japanese Yen ...................     6/30/04          (8,868,187)
 250,000,000   Japanese Yen ...................     7/12/04          (2,410,780)
 554,000,000   Japanese Yen ...................     7/29/04          (5,345,261)
  46,500,000   Japanese Yen ...................    10/29/04            (450,138)
 105,000,000   Japanese Yen ...................     1/20/05          (1,019,771)
  63,500,000   Japanese Yen ...................      4/1/05            (618,664)
  10,000,000   Swedish Krona ..................      4/2/04          (1,325,887)
  41,000,000   Swedish Krona ..................     4/22/04          (5,432,498)
   3,300,000   Swiss Franc ....................     4/22/04          (2,606,374)
   1,250,000   Swiss Franc ....................     5/12/04            (987,694)
   1,200,000   Swiss Franc ....................     6/30/04            (949,285)
   1,550,000   Swiss Franc ....................     8/12/04          (1,227,412)
   1,418,040   Swiss Franc ....................     9/10/04          (1,123,714)
   2,700,000   Swiss Franc ....................     1/20/05          (2,146,682)
   2,800,000   Swiss Franc ....................     2/17/05          (2,227,815)
     420,000   Swiss Franc ....................      4/1/05            (334,563)
                                                                   ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $91,165,952) .................                    $(99,147,806)
                                                                   ============

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

March 31, 2004


ASSETS
   Investments, at value (Cost $496,717,797) (Note 1)
      Securities ........................................................   $660,134,482
      Repurchase Agreement ..............................................     74,388,000
                                                                            ------------
   Total Investments ....................................................    734,522,482
   Receivable for investment securities sold ............................      6,980,092
   Dividends and interest receivable ....................................      1,028,546
   Receivable for Fund shares sold ......................................        142,103
   Prepaid expense ......................................................          4,139
                                                                            ------------
      TOTAL ASSETS ......................................................    742,677,362
                                                                            ------------

LIABILITIES
   Net unrealized depreciation of forward exchange
      contracts (Note 1) .................................   $  6,821,800
   Payable for Fund shares redeemed ......................      6,482,461
   Investment advisory fee payable (Note 2) ..............        501,121
   Transfer agent fees payable (Note 2) ..................         63,213
   Administration and accounting fees payable (Note 2) ...         19,940
   Due to custodian ......................................         11,792
   Custodian fees payable (Note 2) .......................          7,105
   Accrued expenses and other payables ...................        101,663
                                                             ------------
      TOTAL LIABILITIES .................................................     14,009,095
                                                                            ------------
NET ASSETS ..............................................................   $728,668,267
                                                                            ============

NET ASSETS CONSIST OF
   Undistributed net investment income ..................................   $  5,882,535
   Accumulated net realized gain on securities, forward exchange
      contracts and foreign currencies ..................................     17,832,338
   Net unrealized appreciation of securities, forward exchange contracts,
      foreign currencies and net other assets ...........................    230,985,020
   Par value ............................................................          2,989
   Paid-in capital in excess of par value ...............................    473,965,385
                                                                            ------------
      TOTAL NET ASSETS ..................................................   $728,668,267
                                                                            ============

NET ASSET VALUE, offering and redemption price per share
($728,668,267 / 29,888,988 shares of common stock outstanding) ..........   $      24.38
                                                                            ============

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended March 31, 2004

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $31,138) ..   $  17,556,598
   Interest .................................................         521,298
   Securities lending (Note 8) ..............................          23,043
                                                                -------------
      TOTAL INVESTMENT INCOME ...............................      18,100,939
                                                                -------------

EXPENSES
   Investment advisory fee (Note 2) .............  $9,154,837
   Transfer agent fees (Note 2) .................     366,587
   Administration and accounting fees (Note 2) ..     240,075
   Custodian fees (Note 2) ......................      84,005
   Directors' fees and expenses (Note 2) ........      62,604
   Legal and audit fees .........................      32,779
   Other ........................................     190,356
                                                   ----------
      TOTAL EXPENSES ........................................      10,131,243
                                                                -------------
NET INVESTMENT INCOME .......................................       7,969,696
                                                                -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
(Notes 1 and 3):
   Net realized gain (loss) on:
      Securities ............................................      46,866,512
      Forward exchange contracts ............................      (6,108,998)
      Foreign currencies and net other assets ...............         (35,222)
                                                                -------------
   Net realized gain on investments during the year .........      40,722,292
                                                                -------------
   Net unrealized appreciation (depreciation) of:
      Securities ............................................     153,844,300
      Forward exchange contracts ............................      (2,686,346)
      Foreign currencies and net other assets ...............             199
                                                                -------------
   Net unrealized appreciation of investments during the year     151,158,153
                                                                -------------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS .................................................     191,880,445
                                                                -------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ..................................................   $ 199,850,141
                                                                =============

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 YEAR             YEAR
                                                                 ENDED            ENDED
                                                                3/31/04          3/31/03
                                                             -------------    -------------
Net investment income ....................................   $   7,969,696    $   4,623,612
Net realized gain (loss) on securities, forward exchange
   contracts and currency transactions during the year ...      40,722,292      (19,598,616)
Net unrealized appreciation (depreciation) of  securities,
   forward exchange contracts, foreign currencies and net
   other assets during the year ..........................     151,158,153     (183,772,234)
                                                             -------------    -------------
Net increase (decrease) in net assets resulting from
   operations ............................................     199,850,141     (198,747,238)

DISTRIBUTIONS:
   Dividends to shareholders from net investment
      income .............................................      (3,145,548)      (3,622,243)
   Distributions to shareholders from net realized gain on
      investments ........................................            --        (13,465,313)
Net decrease in net assets from Fund share transactions ..    (127,920,014)     (95,511,689)
                                                             -------------    -------------
Net increase (decrease) in net assets ....................      68,784,579     (311,346,483)

NET ASSETS
Beginning of year ........................................     659,883,688      971,230,171
                                                             -------------    -------------
End of year (including undistributed net investment
   income of $5,882,535 and $1,041,829, respectively) ....   $ 728,668,267    $ 659,883,688
                                                             =============    =============

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund share outstanding throughout each year.

                                             YEAR      YEAR        YEAR      YEAR       YEAR
                                             ENDED     ENDED       ENDED     ENDED      ENDED
                                            3/31/04   3/31/03     3/31/02   3/31/01    3/31/00
                                            -------   -------     -------   -------    -------
Net asset value, beginning of year ......    $18.53    $24.08      $23.95    $21.87     $22.40
                                             ------    ------      ------    ------     ------

Income from investment operations:
Net investment income ...................      0.27      0.13        0.06      0.11       0.27
Net realized and unrealized gain
   (loss) on investments ................      5.68     (5.21)       1.05      3.15       0.01
                                             ------    ------      ------    ------     ------
      Total from investment
         operations .....................      5.95     (5.08)       1.11      3.26       0.28
                                             ------    ------      ------    ------     ------
DISTRIBUTIONS:
   Dividends from net investment
      income ............................     (0.10)    (0.10)      (0.08)    (0.10)     (0.28)
   Distributions from net realized
      gains .............................        --     (0.37)      (0.90)    (1.08)     (0.53)
                                             ------    ------      ------    ------     ------
      Total distributions ...............     (0.10)    (0.47)      (0.98)    (1.18)     (0.81)
                                             ------    ------      ------    ------     ------
Net asset value, end of year ............    $24.38    $18.53      $24.08    $23.95     $21.87
                                             ======    ======      ======    ======     ======
Total return (a) ........................    32.13%    (21.16)%     4.75%    14.81%      1.24%
                                             ======    ======      ======    ======     ======
Ratios/Supplemental Data:
Net assets, end of year (in 000s) .......  $728,668  $659,884    $971,230  $960,403   $905,938
Ratio of operating expenses to
   average net assets ...................     1.38%     1.36%       1.36%     1.36%      1.37%
Ratio of net investment income
   to average net assets ................     1.09%     0.59%       0.23%     0.40%      1.13%
Portfolio turnover rate .................        3%        8%          6%       10%        19%

-----------
(a) Total return represents aggregate total return for the periods indicated.

------------------------SEE NOTES TO FINANCIAL STATEMENTS-----------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Tweedy, Browne American Value Fund (the "Fund") is a diversified series of Tweedy, Browne Fund Inc. (the "Company"). The Company is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Company was organized as a Maryland corporation on January 28, 1993. The Fund commenced operations on December 8, 1993. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange or through any system providing for same day publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price or the Nasdaq Official Close Price ("NOCP"), when appropriate, prior to the close of regular trading. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation or the NOCP does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Dividend income and interest income may be subject to foreign withholding taxes. The Fund's custodian applies for refunds on behalf of the Fund where available.

     Tweedy, Browne Company LLC is reimbursed by the Fund for the cost of settling transactions in US securities for the Fund through its clearing broker. For the year ended March 31, 2004 the Fund reimbursed Tweedy, Browne Company LLC $5,185 for such transaction charges.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income, if any, and distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually. Additional distributions of net investment income and capital gains from the Fund may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     The character of distributions paid on a tax basis during December 2003 for fiscal year 2004 and December 2002 for fiscal year 2003 is as follows:

                                           2004               2003
Distributions paid from:
Investment Income                     $   3,145,548       $   3,622,243
Short-term capital gain                          --             903,716
                                      -------------       -------------
Ordinary Income                           3,145,548           4,525,959
Long-term capital gain                           --          12,561,597
                                      -------------       -------------
      Total Distributions             $   3,145,548       $  17,087,556
                                      =============       =============

     As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income          $  5,913,151
Undistributed realized gain              10,992,882
Unrealized appreciation                 237,802,849
                                       ------------
      Total                            $254,708,882
                                       ============

     FEDERAL INCOME TAXES The Fund has qualified and intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     EXPENSES Expenses directly attributable to the Fund as a diversified series of the Company are charged to the Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2.   INVESTMENT   ADVISORY   FEE,   OTHER   RELATED   PARTY   TRANSACTIONS   AND
ADMINISTRATION FEE

     The Company, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") with Tweedy, Browne Company LLC ("Tweedy, Browne"). Under the Advisory Agreement, the Company pays Tweedy, Browne a fee at the annual rate of 1.25% of the value of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

     The current and retired managing directors and their families, as well as employees of Tweedy, Browne, the Investment Adviser to the Fund, have approximately $38.4 million of their own money invested in the Fund, as of March 31, 2004.

     The Company, on behalf of the Fund, has entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc. Under the Administration Agreement, the Company pays the Administrator an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the value of the aggregate average daily net assets of the Fund and the Tweedy, Browne Global Value Fund, allocated according to each Fund's net assets.

--------------------------------------------------------------------------------
                                          BETWEEN        BETWEEN
                                       $500 MILLION    $1 BILLION
                           UP TO            AND            AND        EXCEEDING
                       $500 MILLION     $1 BILLION     $4 BILLION     $4 BILLION
--------------------------------------------------------------------------------
Administration Fees        0.06%          0.04%            0.02%       0.015%
================================================================================

--------------------------------------------------------------------------------
                                          BETWEEN        BETWEEN
                                       $100 MILLION    $2 BILLION
                           UP TO            AND            AND        EXCEEDING
                       $100 MILLION     $2 BILLION     $4 BILLION     $4 BILLION
--------------------------------------------------------------------------------
Accounting Fees           0.03%            0.01%          0.0075%      0.006%
================================================================================

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     No officer, director or employee of Tweedy, Browne, the Administrator or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Non-Interested Director $50,000 annually to be paid quarterly in $12,500 increments plus out-of-pocket expenses for their services as directors. The annual fee of $50,000 paid to each Non-Interested Director is divided between the Fund and the Tweedy, Browne Global Value Fund. The current allocation ratio is 20% of the annual fee paid by the Fund and 80% paid by Tweedy, Browne Global Value Fund.

     Mellon Trust of New England, N.A. ("MTONE"), formerly Boston Safe Deposit and Trust Company, an indirect, wholly-owned subsidiary of Mellon Financial Corporation, serves as the Fund's custodian pursuant to a custody agreement (the "Custody Agreement"). PFPC Inc. serves as the Fund's transfer agent. Tweedy, Browne also serves as the distributor to the Fund and pays all distribution fees. No distribution fees are paid by the Fund.

3.   SECURITIES TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended March 31, 2004, aggregated $19,145,160 and $178,397,215, respectively.

     At March 31, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $278,580,546 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $40,777,697.

4.   CAPITAL STOCK

     The Company is authorized to issue one billion shares of $0.0001 par value capital stock, of which 400,000,000 of the unissued shares have been designated as shares of the Fund. Changes in shares outstanding for the Fund were as follows:

                        YEAR ENDED 3/31/04             YEAR ENDED 3/31/03
                      SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------
Sold                 3,347,983   $   74,125,011      8,688,008    $ 178,689,959
Reinvested             120,653        2,863,102        825,428       15,889,486
Redeemed            (9,196,591)    (204,908,127)   (14,234,308)    (290,091,134)
-------------------------------------------------------------------------------
Net (Decrease)      (5,727,955)   $(127,920,014)    (4,720,872)   $ (95,511,689)
===============================================================================

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in US companies and the US Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments.

6.   LINE OF CREDIT

     The Company and MTONE entered into a Line of Credit Agreement (the "Agreement") which, as amended effective September 24, 2003, provides the Company, on behalf of the Fund and the Tweedy, Browne Global Value Fund, with a $100 million line of credit (the "Commitment") primarily for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Fund may borrow up to the value of one-third of its net assets; provided, however, that the total Commitment available to the Fund is reduced by borrowings of the Tweedy, Browne Global Value Fund. Interest is payable at the Bank's money market rate plus 0.75% on an annualized basis. Under the Agreement, the Company pays a facility fee equal to 0.10% annually of the unutilized Commitment. The Agreement requires, among other provisions, the Fund to maintain a ratio of net assets (not including funds borrowed pursuant to the Agreement) to aggregated amount of indebtedness pursuant to the Agreement of no less than three-to-one. For the year ended March 31, 2004, the Company did not borrow, on behalf of the Fund, under the Agreement.

7.   POST-OCTOBER LOSS DEFERRAL DISCLOSURE

     Certain losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. For

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the fiscal year ended March 31, 2004, the Tweedy, Browne American Value Fund incurred and elected to defer $28,783 in currency losses.

8.   SECURITIES LENDING

     The Fund may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security out on loan is collateralized with segregated assets held with the borrower in an amount equal to or greater than the current market value of the loaned securities.

     At March 31, 2004, the Fund did not have any securities out on loan and did not have any segregated assets with the Fund's custodian.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Tweedy, Browne Fund Inc.

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and the schedule of forward exchange contracts of Tweedy, Browne American Value Fund (the "Fund") (a series of Tweedy, Browne Fund Inc.) as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tweedy, Browne American Value Fund, a series of Tweedy, Browne Fund Inc., at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                /S/ ERNST & YOUNG LLP

Boston, Massachusetts
May 10, 2004

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND

--------------------------------------------------------------------------------
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

YEAR ENDED MARCH 31, 2004
1.   TAX INFORMATION

     For the fiscal year ended March 31, 2004, the amount of long-term capital gain designated by the Fund was $10,992,882, which is taxable as a 20% rate gain for federal income tax purposes.

     Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended March 31, 2004, 100% qualify for the dividend received deduction available to corporate shareholders.

     For the fiscal year ended March 31, 2004, 100% of the taxable investment income qualifies for the 15% dividend tax rate as of January 1, 2003.

2.   DIRECTORS AND OFFICERS INFORMATION

     Information pertaining to the Directors and officers* of the Company is set forth below. The Board of Directors oversees the Company's business and investment activities and is responsible for protecting the interests of the Fund's shareholders. You can find more information about the Directors in the Company's Statement of Additional Information, which is available free of charge by calling 1-800-432-4789.

----------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                               PORTFOLIOS         IN OTHER
                                 TERM OF                                         FUND          TRUSTEESHIPS/
                               OFFICE AND                                       COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF         PRINCIPAL OCCUPATION(S)     OVERSEEN BY         HELD BY
POSITION(S) WITH COMPANY       TIME SERVED 1        DURING PAST 5 YEARS         DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------

                                             DISINTERESTED DIRECTORS
Paul F. Balser                  3 years       Partner, Ironwood                    2         Director, Janus
Ironwood Partners, LLC                        Partners, LLC since                            Capital Group,
420 Lexington Avenue                          December 2001; Partner,                             Inc.
New York, NY 10170                            Ironwood Manufacturing
Age: 62, Director                             Fund LP (private equity
                                              fund), since July 2003;
                                              Partner, Generation
                                              Partners (private equity
                                              investments), since
                                              August 1995
----------------------------------------------------------------------------------------------------------------
Bruce A. Beal                   11 years      Partner and Chairman,                2               None
The Beal Companies                            The Beal Companies
177 Milk Street                               (real estate development
Boston, MA 02109                              and investment companies);
Age: 67, Director                             Real estate consultant
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TWEEDY,BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                               PORTFOLIOS         IN OTHER
                                 TERM OF                                         FUND          TRUSTEESHIPS/
                               OFFICE AND                                       COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF         PRINCIPAL OCCUPATION(S)     OVERSEEN BY         HELD BY
POSITION(S) WITH COMPANY       TIME SERVED 1        DURING PAST 5 YEARS         DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------
                                   DISINTERESTED DIRECTORS (CONTINUED)
John C. Hover II                 1 year              Retired since 1999           2              Director,
PO Box 676                                                                                    Excelsior Private
3039 Durham Road                                                                              Equity Fund II,
Buckingham, PA 18912                                                                          Inc.; Director,
Age: 61, Director                                                                             Excelsior Venture
                                                                                             Partners III, LLC;
                                                                                            Director, Excelsior
                                                                                             Venture Investors
                                                                                                 III, LLC
-----------------------------------------------------------------------------------------------------------------
Anthony H. Meyer                6 years              Retired since 1987           2               None
c/o Tweedy, Browne
Company LLC
350 Park Avenue
New York, NY 10022
Age: 73, Director
-----------------------------------------------------------------------------------------------------------------
Richard B. Salomon              9 years              Partner, Salans              2               None
Salans                                               (law firm)
620 Fifth Avenue
New York, NY 10020
Age: 56, Director
-----------------------------------------------------------------------------------------------------------------
                                        INTERESTED DIRECTOR 2

Christopher H. Browne 3        11 years              Managing Director            2              Director,
Tweedy, Browne                                       Tweedy, Browne                              American
Company LLC                                          Company LLC                                 Atlantic
350 Park Avenue                                                                                  Company
New York, NY 10022
Age: 57
Chairman and President
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TWEEDY,BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                                                               PORTFOLIOS         IN OTHER
                                 TERM OF                                         FUND          TRUSTEESHIPS/
                               OFFICE AND                                       COMPLEX        DIRECTORSHIPS
 NAME, ADDRESS, AGE AND         LENGTH OF         PRINCIPAL OCCUPATION(S)     OVERSEEN BY         HELD BY
POSITION(S) WITH COMPANY       TIME SERVED 1        DURING PAST 5 YEARS         DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------

                                  OFFICERS WHO ARE NOT DIRECTORS
William H. Browne 3              11 years               Managing Director         N/A              N/A
Tweedy, Browne                                          Tweedy, Browne
Company LLC                                             Company LLC
350 Park Avenue
New York, NY 10022
Age: 59, Vice President
----------------------------------------------------------------------------------------------------------------
M. Gervase Rosenberger           11 years               Executive Vice            N/A              N/A
Tweedy, Browne                                          President, Tweedy,
Company LLC                                             Browne Company
350 Park Avenue                                         LLC
New York, NY 10022
Age: 53, Chief Operating
Officer, Vice President and
Secretary
----------------------------------------------------------------------------------------------------------------
John D. Spears                   11 years               Managing Director         N/A              N/A
Tweedy, Browne                                          Tweedy, Browne
Company LLC                                             Company LLC
350 Park Avenue
New York, NY 10022
Age: 56, Vice President
----------------------------------------------------------------------------------------------------------------
Robert Q. Wyckoff, Jr.            1 year                Managing Director         N/A              N/A
Tweedy, Browne                                          Tweedy, Browne
Company LLC                                             Company LLC
350 Park Avenue
New York, NY 10022
Age: 51, Treasurer
================================================================================================================

------------
*  The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.
1  Directors and Officers will serve for an indefinite term until the earliest of their: (i) removal,
   (ii) resignation or (iii) death.
2  "Interested person" of the company as defined in the Investment Company Act of 1940. Mr. Christopher H.
   Browne is an "interested person" because of his affiliation with Tweedy, Browne Company LLC, which acts as the Company's investment adviser and distributor.
3  Mr. Christopher Browne and Mr. William Browne are brothers.

--------------------------------------------------------------------------------

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

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

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

                            TWEEDY, BROWNE FUND INC.
                          350 Park Avenue, NY, NY 10022
                                  800-432-4789
                                 www.tweedy.com


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Paul Balser is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $176,600.

AUDIT-RELATED FEES
------------------

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

TAX FEES
--------

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000.

ALL OTHER FEES
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Fund's Audit Committee reviews, negotiates and approves in advance the scope of work, any related engagement letter and the fees to be charged by the independent auditors for audit and, subject to any de minimis exceptions, permitted non-audit services for the Fund and for permitted non-audit services for the Fund's investment adviser and any affiliates thereof that provide services to the Fund if such non-audit services have a direct impact on the operations or financial reporting of the Fund

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $203,330.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the  Sarbanes-Oxley  Act of 2002 are attached hereto.

     (a)(3) Not yet effective.

     (b)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
            Section 906 of the  Sarbanes-Oxley  Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Tweedy, Browne Fund Inc.
           ---------------------------------------------------------------------
By (Signature and Title)*  /S/ Christopher H. Browne
                         -------------------------------------------------------
                                    Christopher H. Browne, President
                                    (principal executive officer)

Date: June 04, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Christopher H. Browne
                         -------------------------------------------------------
                                    Christopher H. Browne, President
                                    (principal executive officer)

Date: June 04, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ Robert Q. Wyckoff, Jr.
                         -------------------------------------------------------
                                    Robert Q. Wyckoff, Jr., Treasurer
                                    (principal financial officer)

Date: June 04, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.